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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/09

Item 1.  Schedule of Investments.

                       AIM BALANCED-RISK ALLOCATION FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            ABRA-QTR-1 07/09            Invesco Aim Advisors, Inc.

AIM BALANCED RISK ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
EXCHANGE-TRADED NOTES--7.87%

PowerShares DB Crude Oil Double Long               1,173,000   $     5,442,720
------------------------------------------------------------------------------
PowerShares DB Gold Double Long                      570,500        11,792,235
==============================================================================
    Total Exchange-Traded Notes
      (Cost $17,994,242)                                            17,234,955
==============================================================================

MONEY MARKET FUNDS--84.36%

Liquid Assets Portfolio-Institutional
  Class (a)                                       78,477,356        78,477,356
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (a)         78,477,356        78,477,356
------------------------------------------------------------------------------
Treasury Portfolio-Institutional
  Class (a)                                       27,916,513        27,916,513
==============================================================================
    Total Money Market Funds
      (Cost $184,871,225)                                          184,871,225
==============================================================================
TOTAL INVESTMENTS--92.23%
  (Cost $202,865,467)                                              202,106,180
==============================================================================
OTHER ASSETS LESS LIABILITIES--7.77%                                17,037,079
==============================================================================
NET ASSETS--100.00%                                            $   219,143,259
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BALANCED RISK ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Risk Allocation Fund (the "Fund") carries out certain investment strategies by investing up to 25% of its total assets in Invesco Aim Cayman Commodity Fund I Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM BALANCED RISK ALLOCATION FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. EXCHANGE-TRADED NOTES -- The Fund may invest in exchange-traded notes ("ETNs") which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange and/or they can be held tomaturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets and changes in the applicable interest rates. ETNs are subject to credit risk, including the credit risk of the issuer.

E. OTHER RISKS -- The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds. The Subsidiary, unlike the fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that my provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary's investments.

          The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund's shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

F. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

AIM BALANCED RISK ALLOCATION FUND

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

G. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all

AIM BALANCED RISK ALLOCATION FUND
     exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                         LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
---------------------------------------------------------------------
Equity Securities     $202,106,180   $    --   $    --   $202,106,180
---------------------------------------------------------------------
Other Investments*       7,777,586        --        --      7,777,586
=====================================================================
  Total Investments   $209,883,766   $    --   $    --   $209,883,766
=====================================================================

* Other Investments includes futures and swap agreements, which are included at unrealized appreciation.

AIM BALANCED RISK ALLOCATION FUND

NOTE 3--DERIVATIVE INVESTMENTS

Effective with the Fund's commencement date, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of July 31, 2009:

                                           VALUE
                                 ------------------------
RISK EXPOSURE/ DERIVATIVE TYPE     ASSETS     LIABILITIES
---------------------------------------------------------
Commodity risk
  Futures contracts (a)          $1,671,515   $(1,228,020)
---------------------------------------------------------
Interest rate risk
  Swap agreements (a)             3,830,886       (46,477)
---------------------------------------------------------
Market risk
  Futures contracts (a)           3,549,682            --
=========================================================
                                 $9,052,083   $(1,274,497)
=========================================================

(a) Includes cumulative appreciation (depreciation) of futures and swap agreements.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE PERIOD JUNE 2, 2009 (COMMENCEMENT DATE) TO JULY 31, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                      LOCATION OF GAIN (LOSS)
                                    ON STATEMENT OF OPERATIONS
                                    --------------------------
                                                      SWAP
                                       FUTURES*    AGREEMENTS*
--------------------------------------------------------------
Realized Gain (Loss)
--------------------------------------------------------------
  Commodity risk                     $    (8,396)  $        --
--------------------------------------------------------------
  Interest rate risk                          --        33,771
--------------------------------------------------------------
  Market risk                            106,991            --
--------------------------------------------------------------
Change in Unrealized Appreciation
  Commodity risk                         443,495            --
--------------------------------------------------------------
  Interest rate risk                          --     3,784,409
--------------------------------------------------------------
  Market risk                          3,549,682            --
==============================================================
Total                                $ 4,091,772   $ 3,818,180
______________________________________________________________
==============================================================

* The average value outstanding of futures and swap agreements during the period was $236,672,549 and 29,708,710, respectively.

AIM BALANCED RISK ALLOCATION FUND

OPEN FUTURES CONTRACTS AT PERIOD-END

                                                                             UNREALIZED
                          NUMBER OF          MONTH/                         APPRECIATION
       CONTRACT           CONTRACTS        COMMITMENT           VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------
Dow Jones Eurostoxx 50       332      September 2009/Long   $ 12,473,165   $    970,566
-----------------------------------------------------------------------------------------
E-mini S&P 500 Index         300      September 2009/Long     14,766,000        749,594
-----------------------------------------------------------------------------------------
FTSE 100 Index               115      September 2009/Long      8,789,788        512,835
-----------------------------------------------------------------------------------------
Hang Seng Index               82         August 2009/Long     10,772,642        116,377
-----------------------------------------------------------------------------------------
LME Copper                   101      September 2009/Long     14,435,425      1,671,515
-----------------------------------------------------------------------------------------
Russell 2000 Index Mini      214      September 2009/Long     11,795,680        665,113
-----------------------------------------------------------------------------------------
CBOT Soybean Meal            500      September 2009/Long     15,025,000     (1,228,020)
-----------------------------------------------------------------------------------------
Topix Tokyo Price Index      140      September 2009/Long     14,138,351        535,197
=========================================================================================
  Total                                                     $102,196,051   $  3,993,177
_________________________________________________________________________________________
=========================================================================================

OPEN SWAP AGREEMENTS AT PERIOD-END

                           NUMBER OF          MONTH/                         UNREALIZED
        CONTRACT           CONTRACTS        COMMITMENT          VALUE       APPRECIATION
----------------------------------------------------------------------------------------
Euro Buxl 30 Year Bonds       184      September 2009/Long   $ 25,705,479   $ 1,770,933
----------------------------------------------------------------------------------------
Japan 10 Year Bonds            69      September 2009/Long    100,726,957       864,336
----------------------------------------------------------------------------------------
Long Gilt                     216      September 2009/Long     42,363,351       466,852
----------------------------------------------------------------------------------------
U.S. Treasury Long Bonds      191      September 2009/Long     22,729,000       682,288
========================================================================================
  TOTAL                                                      $191,524,787   $ 3,784,409
________________________________________________________________________________________
========================================================================================

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period June 2, 2009 (commencement date) to July 31, 2009 was $68,250,426 and $20,225, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $       104,051
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (863,338)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $      (759,287)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $202,865,467.

                                 AIM CHINA FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             CHI-QTR-1 07/09            Invesco Aim Advisors, Inc.

AIM CHINA FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN STOCKS--98.49%(b)

ALUMINUM--2.40%

Aluminum Corp. of China Ltd. -Class H              1,854,000   $     2,173,092
------------------------------------------------------------------------------
China Zhongwang Holdings Ltd. (c)                  2,416,800         3,227,388
==============================================================================
                                                                     5,400,480
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--3.24%

Anta Sports Products Ltd.                          1,330,000         1,988,373
------------------------------------------------------------------------------
C C Land Holdings Ltd. (Hong Kong)                 2,369,000         1,771,535
------------------------------------------------------------------------------
China Dongxiang Group Co.                          3,482,000         2,633,859
------------------------------------------------------------------------------
Li Ning Co. Ltd. (Hong Kong)                         272,000           896,617
==============================================================================
                                                                     7,290,384
==============================================================================

AUTO PARTS & EQUIPMENT--0.52%

Minth Group Ltd.                                   1,232,000         1,170,490
==============================================================================

AUTOMOBILE MANUFACTURERS--2.55%

Denway Motors Ltd. (Hong Kong)                     1,420,000           703,581
------------------------------------------------------------------------------
Dongfeng Motor Group Co. Ltd.
  -Class H (Hong Kong)                             1,494,000         1,582,172
------------------------------------------------------------------------------
Geely Automobile Holdings Ltd.                     8,660,000         2,090,835
------------------------------------------------------------------------------
Great Wall Motor Co. Ltd. -Class H                 1,202,000         1,361,830
==============================================================================
                                                                     5,738,418
==============================================================================

CASINOS & GAMING--0.97%

SJM Holdings Ltd. (Hong Kong)                      5,407,000         2,175,140
==============================================================================

COAL & CONSUMABLE FUELS--3.61%

China Shenhua Energy Co. Ltd. -Class H             1,445,500         5,838,478
------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd. -Class H              1,492,000         2,282,589
==============================================================================
                                                                     8,121,067
==============================================================================

COMMODITY CHEMICALS--0.70%

Sinopec Shanghai Petrochemical
  Co. Ltd. -Class H (Hong Kong)(c)                 3,428,000         1,569,085
==============================================================================

COMMUNICATIONS EQUIPMENT--1.94%

Comba Telecom Systems Holdings
  Ltd. (Hong Kong)                                 2,932,400         2,077,266
------------------------------------------------------------------------------
ZTE Corp. -Class H                                   527,492         2,288,303
==============================================================================
                                                                     4,365,569
==============================================================================

CONSTRUCTION MATERIALS--1.50%

Anhui Conch Cement Co. Ltd.
  -Class H (Hong Kong)                               204,000         1,468,592
------------------------------------------------------------------------------
China National Building
  Material Co. Ltd. -Class H                         878,000         1,899,115
==============================================================================
                                                                     3,367,707
==============================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS--0.67%

Weichai Power Co., Ltd. -Class H                     336,000         1,518,311
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

CONSUMER ELECTRONICS--1.05%

Skyworth Digital Holdings Ltd. (Hong Kong)         6,300,000   $     2,357,410
==============================================================================

DISTRIBUTORS--0.43%

Integrated Distribution Services Group
  Ltd. (Hong Kong)                                   659,000           974,592
==============================================================================

DIVERSIFIED BANKS--18.88%

Bank of China Ltd. -Class H                       19,065,000         9,473,742
------------------------------------------------------------------------------
Bank of Communications Co. Ltd. -Class H           6,400,000         7,831,453
------------------------------------------------------------------------------
China CITIC Bank -Class H                          2,937,000         2,029,072
------------------------------------------------------------------------------
China Construction Bank Corp. -Class H            12,938,000        10,374,212
------------------------------------------------------------------------------
China Merchants Bank Co., Ltd. -Class H            1,283,100         2,998,721
------------------------------------------------------------------------------
Industrial and Commercial Bank
  of China Ltd. -Class H                          13,686,000         9,795,636
==============================================================================
                                                                    42,502,836
==============================================================================

DIVERSIFIED METALS & MINING--3.23%

China Metal Recycling Holdings
  Ltd. (Cayman Islands)(c)                         2,026,800         2,421,690
------------------------------------------------------------------------------
China Molybdenum Co., Ltd. -Class H                1,229,000         1,118,342
------------------------------------------------------------------------------
Fushan International Energy
  Group Ltd. (Hong Kong)(c)                        3,334,000         2,175,807
------------------------------------------------------------------------------
Jiangxi Copper Co. Ltd. -Class H                     684,000         1,554,805
==============================================================================
                                                                     7,270,644
==============================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES--1.92%

Franshion Properties China
  Ltd. (Hong Kong)                                 3,026,000         1,046,941
------------------------------------------------------------------------------
Guangzhou Investment Co. Ltd. (Hong Kong)          8,200,000         1,772,230
------------------------------------------------------------------------------
K Wah International Holdings
  Ltd. (Hong Kong)                                 3,680,000         1,495,789
==============================================================================
                                                                     4,314,960
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.63%

Johnson Electric Holdings Ltd. (Hong Kong)         4,833,000         1,420,446
==============================================================================

ELECTRONIC COMPONENTS--0.32%

Kingboard Chemical Holdings Ltd.                     229,000           720,856
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.50%

China Everbright International
  Ltd. (Hong Kong)                                 2,996,000         1,134,888
==============================================================================

FOOTWEAR--0.49%

Daphne International Holdings Ltd.                 1,638,000         1,101,155
==============================================================================

GOLD--0.57%

Zijin Mining Group Co., Ltd. -Class H              1,374,000         1,281,804
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHINA FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--0.16%

Vinda International Holdings Ltd.                    529,000   $       363,814
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.49%

China Resources Power Holdings
  Co. Ltd. (Hong Kong)                               424,600         1,098,477
==============================================================================

INDUSTRIAL CONGLOMERATES--3.61%

Beijing Enterprises Holdings
  Ltd. (Hong Kong)                                   198,500           994,062
------------------------------------------------------------------------------
Poly Investment Ltd. (Hong Kong)                   5,171,000         4,663,890
------------------------------------------------------------------------------
Shanghai Industrial Holdings
  Ltd. (Hong Kong)                                   461,000         2,476,518
==============================================================================
                                                                     8,134,470
==============================================================================

INTEGRATED OIL & GAS--7.54%

China Petroleum and Chemical
  Corp. (Sinopec)-Class H                          7,262,000         6,501,110
------------------------------------------------------------------------------
PetroChina Co. Ltd. -Class H                       8,890,000        10,465,539
==============================================================================
                                                                    16,966,649
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--2.96%

China Telecom Corp. Ltd. -Class H                  7,148,000         3,704,233
------------------------------------------------------------------------------
China Unicom Ltd. (Hong Kong)                      2,058,322         2,960,483
==============================================================================
                                                                     6,664,716
==============================================================================

INTERNET SOFTWARE & SERVICES--2.23%

Tencent Holdings Ltd.                                371,800         5,018,081
==============================================================================

IT CONSULTING & OTHER SERVICES--0.76%

Hi Sun Technology (China) Ltd.
  (Hong Kong)(c)                                   7,788,000         1,708,329
==============================================================================

LIFE & HEALTH INSURANCE--7.84%

China Life Insurance Co., Ltd. -Class H            2,868,000        12,711,667
------------------------------------------------------------------------------
Ping An Insurance (Group) Co.
  of China Ltd. -Class H                             559,500         4,940,518
==============================================================================
                                                                    17,652,185
==============================================================================

MARINE--2.63%

China COSCO Holdings Co. Ltd. -Class H             1,317,500         1,895,421
------------------------------------------------------------------------------
China Shipping Container Lines
  Co. Ltd. -Class H (c)                            1,327,000           518,812
------------------------------------------------------------------------------
China Shipping Development Co.
  Ltd. -Class H                                      734,000         1,107,336
------------------------------------------------------------------------------
Shun Tak Holdings Ltd. (Hong Kong)                 2,916,000         2,389,230
==============================================================================
                                                                     5,910,799
==============================================================================

MARINE PORTS & SERVICES--0.63%

China Merchants Holdings
  International Co. Ltd. (Hong Kong)                  98,000           318,936
------------------------------------------------------------------------------
Cosco Pacific Ltd. (Hong Kong)                       792,000         1,098,563
==============================================================================
                                                                     1,417,499
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.17%

CNOOC Ltd.                                         6,621,000         8,839,986
------------------------------------------------------------------------------
CNPC Hong Kong Ltd. (Hong Kong)                    2,780,000         2,808,925
==============================================================================
                                                                    11,648,911
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.79%

China Everbright Ltd. (Hong Kong)                    572,000   $     1,772,215
==============================================================================

PACKAGED FOODS & MEATS--0.34%

Uni-President China Holdings Ltd. (Taiwan)         1,328,000           766,124
==============================================================================

PAPER PRODUCTS--0.92%

Lee & Man Paper Manufacturing
  Ltd. (Hong Kong)                                   861,200         1,337,275
------------------------------------------------------------------------------
Shandong Chenming Paper
  Holdings Ltd. -Class H                             953,500           740,651
==============================================================================
                                                                     2,077,926
==============================================================================

PERSONAL PRODUCTS--1.97%

Hengan International Group Co. Ltd.                  761,000         4,428,512
==============================================================================

PROPERTY & CASUALTY INSURANCE--0.37%

PICC Property and Casualty Co.
  Ltd. -Class H (c)                                1,078,000           837,496
==============================================================================

REAL ESTATE DEVELOPMENT--5.56%

China Merchants Property
  Development Co., Ltd. -Class B                     406,800           954,795
------------------------------------------------------------------------------
China Overseas Land &
  Investment Ltd. (Hong Kong)                      1,104,960         2,711,961
------------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)              1,114,000         2,704,150
------------------------------------------------------------------------------
Guangzhou R&F Properties Co.
  Ltd. -Class H                                      646,400         1,418,370
------------------------------------------------------------------------------
KWG Property Holding Ltd.                          1,568,000         1,181,834
------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                      1,024,500         2,039,664
------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd.                      1,427,000         1,515,892
==============================================================================
                                                                    12,526,666
==============================================================================

STEEL--1.99%

Angang Steel Co. Ltd. -Class H                       766,000         1,743,687
------------------------------------------------------------------------------
Chongqing Iron & Steel Co. Ltd. -Class H             944,000           478,998
------------------------------------------------------------------------------
Maanshan Iron and Steel Co.
  Ltd. -Class H (c)                                2,914,000         2,254,749
==============================================================================
                                                                     4,477,434
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--6.41%

China Mobile Ltd.                                  1,384,500        14,435,229
==============================================================================
    Total Foreign Stocks
      (Cost $173,041,998)                                          221,701,774
==============================================================================

MONEY MARKET FUNDS--2.14%

Liquid Assets Portfolio-Institutional
  Class (d)                                        2,410,736         2,410,736
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)          2,410,736         2,410,736
==============================================================================
    Total Money Market Funds
      (Cost $4,821,472)                                              4,821,472
==============================================================================
TOTAL INVESTMENTS-100.63%
  (Cost $177,863,470)                                              226,523,246
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.63)%                              (1,424,891)
==============================================================================
NET ASSETS-100.00%                                             $   225,098,355
______________________________________________________________________________
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHINA FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Country of issuer and/or credit risk exposure listed in Foreign Stocks has been determined to be China unless otherwise noted.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHINA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM CHINA FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

          Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

          Transaction costs are often higher and there may be delays in settlement procedures.

          Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the

AIM CHINA FUND
     terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


                      LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
----------------------------------------------------------------------
Equity Securities   $4,821,472   $221,701,774   $    --   $226,523,246
======================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $141,380,996 and $97,385,580, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    49,833,517
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (4,053,087)
========================================================================================
Net unrealized appreciation of investment securities                     $    45,780,430
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $180,742,816.

                          AIM DEVELOPING MARKETS FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             DVM-QTR-1 07/09          Invesco Aim Advisors, Inc.

AIM DEVELOPING MARKETS FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--83.45%

BRAZIL--11.08%

All America Latina Logistica (a)                     840,800   $     5,308,798
------------------------------------------------------------------------------
American Banknote S.A. (b)                           224,100         1,885,818
------------------------------------------------------------------------------
American Banknote S.A.                             1,697,900        14,287,951
------------------------------------------------------------------------------
Banco Bradesco S.A. -ADR                             992,900        15,658,033
------------------------------------------------------------------------------
Companhia Brasileira de Meios de
  Pagamento(b)                                       600,000         5,756,553
------------------------------------------------------------------------------
Companhia Brasileira de Meios de
  Pagamento                                          188,000         1,803,720
------------------------------------------------------------------------------
Dufry South America Ltd. -BDR(b)                     255,600         3,767,487
------------------------------------------------------------------------------
Dufry South America Ltd. -BDR                        459,300         6,769,979
------------------------------------------------------------------------------
Equatorial Energia S.A.                            2,742,600        24,696,189
------------------------------------------------------------------------------
Totvs S.A. (b)                                        84,300         3,379,772
------------------------------------------------------------------------------
Totvs S.A.                                           206,700         8,287,056
------------------------------------------------------------------------------
Wilson Sons Ltd. -BDR(b)                             550,000         5,424,237
------------------------------------------------------------------------------
Wilson Sons Ltd. -BDR                                810,500         7,993,354
==============================================================================
                                                                   105,018,947
==============================================================================

CANADA--0.72%

Addax Petroleum Corp.                                143,910         6,846,547
==============================================================================

CHINA--9.54%

China Nepstar Chain Drugstore Ltd.
  -ADR                                               499,298         2,955,844
------------------------------------------------------------------------------
CNOOC Ltd.                                        11,655,000        15,561,100
------------------------------------------------------------------------------
Haitian International Holdings Ltd.               19,421,000         6,339,992
------------------------------------------------------------------------------
Industrial and Commercial Bank of
  China Ltd. -Class H                             22,883,000        16,378,308
------------------------------------------------------------------------------
Stella International Holdings Ltd.                10,080,500        16,675,034
------------------------------------------------------------------------------
Want Want China Holdings Ltd.                     10,104,000         6,023,264
------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                            3,236,000         5,339,716
------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                     24,388,000        21,168,180
==============================================================================
                                                                    90,441,438
==============================================================================

CZECH REPUBLIC--0.63%

CEZ A.S.                                             110,258         5,938,628
==============================================================================

EGYPT--0.80%

Centamin Egypt Ltd. (c)                            4,732,436         7,556,139
==============================================================================
GREECE--1.40%

Intralot S.A.                                      2,132,432        13,281,582
==============================================================================
HUNGARY--0.63%

Richter Gedeon Nyrt                                   30,174         5,964,820
==============================================================================

INDONESIA--7.24%

PT Astra International Tbk                         6,286,500        18,553,961
------------------------------------------------------------------------------
PT Bank Central Asia Tbk                          39,719,000        15,103,422
------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk                18,404,500        17,298,993
------------------------------------------------------------------------------
PT Perusahaan Gas Negara                          17,720,000         6,247,293
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                   12,647,000        11,401,728
==============================================================================
                                                                    68,605,397
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ISRAEL--1.58%

Teva Pharmaceutical Industries Ltd.
  -ADR                                               280,812   $    14,978,512
==============================================================================

LUXEMBOURG--0.56%

Millicom International Cellular S.A.
  (c)                                                 72,411         5,369,276
==============================================================================

MALAYSIA--5.72%

Parkson Holdings Berhad                           11,363,400        17,420,116
------------------------------------------------------------------------------
Public Bank Berhad                                 6,095,300        17,996,060
------------------------------------------------------------------------------
Top Glove Corp. Berhad                             9,595,700        18,796,403
==============================================================================
                                                                    54,212,579
==============================================================================

MEXICO--8.42%

America Movil S.A.B de C.V. -Series L
  -ADR                                               861,211        37,040,685
------------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V. -Series B (c)                                       1                 0
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                           1,086,450        19,653,881
------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A.B. de
  C.V. -Series A                                   3,273,000        13,630,406
------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de                 5,472,100         9,463,466
  C.V.(c)
==============================================================================
                                                                    79,788,438
==============================================================================

PHILIPPINES--8.38%

Ayala Corp.                                        1,802,520        11,302,639
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (b)                        2,532,000           363,558
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR                           99,821,000        14,332,845
------------------------------------------------------------------------------
Philippine Long Distance Telephone
  Co.                                                349,150        18,455,885
------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)                  3,623,000           340,491
------------------------------------------------------------------------------
PNOC Energy Development Corp.                    101,131,000         9,504,339
------------------------------------------------------------------------------
SM Investments Corp.                               3,657,258        25,114,871
==============================================================================
                                                                    79,414,628
==============================================================================

RUSSIA--2.89%

Gazprom -ADR                                         283,177         5,847,605
------------------------------------------------------------------------------
LUKOIL -ADR                                           91,593         4,629,110
------------------------------------------------------------------------------
Mobile TeleSystems -ADR                              213,900         8,981,661
------------------------------------------------------------------------------
Pharmstandard (b)(c)                                 108,100         3,675,400
------------------------------------------------------------------------------
Pharmstandard (c)                                     35,000         1,190,000
------------------------------------------------------------------------------
Vimpel-Communications -ADR(c)                        231,187         3,123,336
==============================================================================
                                                                    27,447,112
==============================================================================

SOUTH AFRICA--3.78%

AngloGold Ashanti Ltd. -ADR                          119,457         4,682,714
------------------------------------------------------------------------------
Naspers Ltd. -Class N                                800,712        23,894,918
------------------------------------------------------------------------------
Sasol Ltd.                                           201,838         7,271,258
==============================================================================
                                                                    35,848,890
==============================================================================
SOUTH KOREA--4.75%

CJ CheilJedang Corp.                                  53,382         7,636,216
------------------------------------------------------------------------------
CJ Corp.                                             145,829         5,956,110
==============================================================================
Hyundai Department Store Co., Ltd.                   118,211         9,719,202
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DEVELOPING MARKETS FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOUTH KOREA--(CONTINUED)

Hyundai Development Co.                              167,970   $     5,941,182
------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                101,926         6,015,536
------------------------------------------------------------------------------
KCC Engineering & Construction Co.,
  Ltd.                                               161,050         3,978,971
------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                          6,770         5,764,634
==============================================================================
                                                                    45,011,851
==============================================================================

SWEDEN--1.27%

Oriflame Cosmetics S.A. -SDR                         243,745        12,090,489
==============================================================================

TAIWAN-3.30%

Hung Poo Real Estate Development
  Corp.                                            2,798,000         3,581,986
------------------------------------------------------------------------------
MediaTek Inc.                                        495,990         7,128,226
------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.                            5,950,242         9,104,691
------------------------------------------------------------------------------
Wistron Corp.                                      5,750,769        11,463,851
==============================================================================
                                                                    31,278,754
==============================================================================

THAILAND--5.51%

BEC World PCL                                     10,129,100         5,893,513
------------------------------------------------------------------------------
CP ALL PCL                                        10,749,100         5,291,800
------------------------------------------------------------------------------
Kasikornbank PCL                                   7,119,200        16,844,446
------------------------------------------------------------------------------
Siam Commercial Bank PCL                          10,599,400        24,200,912
==============================================================================
                                                                    52,230,671
==============================================================================

TURKEY--5.25%

Anadolu Efes Biracilik ve Malt
  Sanayii A.S.                                       963,181        10,348,334
------------------------------------------------------------------------------
Eczacibasi Ilac Sanayi ve Ticaret
  A.S.                                            11,723,400        12,196,928
------------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.                     3,980,645        14,887,492
------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri
  A.S.                                               666,849         8,615,620
------------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri
  A.S.                                               836,494         3,754,155
------------------------------------------------------------------------------
                                                                    49,802,529

==============================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $714,854,827)                         791,127,227
==============================================================================

FOREIGN PREFERRED STOCKS--2.40%

BRAZIL--2.40%

Petroleo Brasileiro S.A. -ADR -Pfd.                  475,000        16,007,500
------------------------------------------------------------------------------
Companhia de Transmissao de Energia
  Eletrica Paulista -Pfd.                            267,100         6,758,745
==============================================================================
    Total Foreign Preferred Stocks
      (Cost $8,257,469)                                             22,766,245
==============================================================================

                                                  SHARES                 VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--11.39%

Liquid Assets Portfolio-Institutional
  Class (d)                                       53,967,999   $    53,967,999
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class
  (d)                                             53,967,999        53,967,999
==============================================================================
    Total Money Market Funds
      (Cost $107,935,998)                                          107,935,998
==============================================================================
TOTAL INVESTMENTS--97.24%
  (Cost $831,048,294)                                              921,829,470
==============================================================================
OTHER ASSETS LESS LIABILITIES--2.76%                                26,146,558
==============================================================================
NET ASSETS--100.00%                                            $   947,976,028
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
BDR  -- British Deposit Receipts
PDR  -- Philippine Deposit Receipt
Pfd. -- Preferred
SDR  -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)  Each unit represents one common share and four preferred shares.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $24,593,316, which represented 2.59% of the Fund's Net Assets.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DEVELOPING MARKETS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM DEVELOPING MARKETS FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.

AIM DEVELOPING MARKETS FUND

     Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -  Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                         LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------
Brazil                $127,785,192   $         --   $    --   $127,785,192
--------------------------------------------------------------------------
Canada                   6,846,547             --        --      6,846,547
--------------------------------------------------------------------------
China                    2,955,844     87,485,594        --     90,441,438
--------------------------------------------------------------------------
Czech Republic           5,938,628             --        --      5,938,628
--------------------------------------------------------------------------
Egypt                    7,556,139             --        --      7,556,139
--------------------------------------------------------------------------
Greece                          --     13,281,582        --     13,281,582
--------------------------------------------------------------------------
Hungary                  5,964,820             --        --      5,964,820
--------------------------------------------------------------------------
Indonesia                6,247,293     62,358,104        --     68,605,397
--------------------------------------------------------------------------
Israel                  14,978,512             --        --     14,978,512
--------------------------------------------------------------------------
Luxembourg               5,369,276             --        --      5,369,276
--------------------------------------------------------------------------
Malaysia                        --     54,212,579        --     54,212,579
--------------------------------------------------------------------------
Mexico                  79,788,438             --         0     79,788,438
--------------------------------------------------------------------------
Philippines             18,455,885     60,958,743        --     79,414,628
--------------------------------------------------------------------------
Russia                  27,447,112             --        --     27,447,112
--------------------------------------------------------------------------
South Africa             4,682,714     31,166,176        --     35,848,890
--------------------------------------------------------------------------
South Korea                     --     45,011,851        --     45,011,851
--------------------------------------------------------------------------
Sweden                  12,090,489             --        --     12,090,489
--------------------------------------------------------------------------
Taiwan                  16,232,917     15,045,837        --     31,278,754
--------------------------------------------------------------------------
Thailand                 5,893,513     46,337,158        --     52,230,671
--------------------------------------------------------------------------
Turkey                  10,348,334     39,454,195        --     49,802,529
--------------------------------------------------------------------------
United States          107,935,998             --        --    107,935,998
==========================================================================
  Total Investments   $466,517,651   $455,311,819    $   --   $921,829,470
__________________________________________________________________________
==========================================================================

AIM DEVELOPING MARKETS FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $228,254,489 and $137,898,003, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $172,091,790
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (81,956,311)
==============================================================================
Net unrealized appreciation of investment securities              $ 90,135,479
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $831,693,991.

                           AIM GLOBAL HEALTH CARE FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            GHC-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS(A)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.50%

BIOTECHNOLOGY--20.57%

Amgen Inc. (b)                                       703,859   $    43,857,454
------------------------------------------------------------------------------
Array BioPharma Inc. (b)                             541,465         2,057,567
------------------------------------------------------------------------------
Biogen Idec Inc. (b)                                 187,514         8,916,291
------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (b)                     799,695        13,122,995
------------------------------------------------------------------------------
Celgene Corp. (b)                                    442,626        25,211,977
------------------------------------------------------------------------------
CSL Ltd. (Australia)                                 427,218        10,914,429
------------------------------------------------------------------------------
Dendreon Corp. (b)(c)                                 82,123         1,988,198
------------------------------------------------------------------------------
Evolutionary Genomics/GenoPlex, Inc.
  (Acquired 09/15/97-06/25/98; Cost
  $408,490)(d)(e)(f)                                 109,377                 0
------------------------------------------------------------------------------
Genzyme Corp. (b)                                    404,094        20,968,438
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                          1,030,039        50,399,808
------------------------------------------------------------------------------
Incyte Corp. (b)                                     488,713         2,541,308
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)                        184,835         6,245,575
------------------------------------------------------------------------------
Pharmasset, Inc. (b)                                 127,400         1,960,686
------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (b)                      201,608         1,679,395
------------------------------------------------------------------------------
United Therapeutics Corp. (b)                        109,109        10,105,675
==============================================================================
                                                                   199,969,796
==============================================================================

DRUG RETAIL--3.44%

CVS Caremark Corp.                                   723,365        24,218,260
------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                               861,426         9,234,346
==============================================================================
                                                                    33,452,606
==============================================================================

HEALTH CARE DISTRIBUTORS--1.79%

McKesson Corp.                                       340,391        17,411,000
==============================================================================

HEALTH CARE EQUIPMENT--16.39%

Baxter International Inc.                            445,992        25,140,569
------------------------------------------------------------------------------
Becton, Dickinson and Co.                            316,553        20,623,428
------------------------------------------------------------------------------
Covidien PLC (Ireland)                               527,040        19,927,383
------------------------------------------------------------------------------
Dexcom Inc. (b)                                      405,470         2,619,336
------------------------------------------------------------------------------
Hologic, Inc. (b)                                    464,448         6,822,741
------------------------------------------------------------------------------
Hospira, Inc. (b)                                    263,647        10,131,954
------------------------------------------------------------------------------
Insulet Corp. (b)(c)                                 319,047         2,137,615
------------------------------------------------------------------------------
Medtronic, Inc.                                      876,073        31,030,506
------------------------------------------------------------------------------
Nobel Biocare Holding AG (Switzerland)               153,472         3,644,815
------------------------------------------------------------------------------
ResMed Inc. (b)                                      165,802         6,797,882
------------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired
  04/23/04-08/09/06; Cost
  $1,302)(b)(e)(f)                                     8,750               656
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                     280,131         9,880,220
------------------------------------------------------------------------------
Wright Medical Group, Inc. (b)                       435,318         6,059,627
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                            310,724        14,479,738
==============================================================================
                                                                   159,296,470
==============================================================================

HEALTH CARE FACILITIES--2.32%

Assisted Living Concepts Inc. -Class
  A(b)                                               196,940         2,835,936
------------------------------------------------------------------------------
Rhoen-Klinikum AG (Germany)(c)                       857,273        19,694,245
==============================================================================
                                                                    22,530,181
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE SERVICES--7.40%

DaVita, Inc. (b)                                     361,530   $    17,968,041
------------------------------------------------------------------------------
Express Scripts, Inc. (b)                            283,390        19,848,636
------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)                     291,192        15,392,409
------------------------------------------------------------------------------
Omnicare, Inc.                                       370,487         8,843,525
------------------------------------------------------------------------------
Quest Diagnostics Inc.                               181,578         9,917,790
==============================================================================
                                                                    71,970,401
==============================================================================

HEALTH CARE SUPPLIES--3.89%

Alcon, Inc.                                          157,945        20,153,782
------------------------------------------------------------------------------
DENTSPLY International Inc.                          312,849        10,433,514
------------------------------------------------------------------------------
Immucor, Inc. (b)                                    434,327         7,235,888
==============================================================================
                                                                    37,823,184
==============================================================================

HEALTH CARE TECHNOLOGY--0.86%

Allscripts-Misys Healthcare
  Solutions, Inc.                                    404,877         6,976,031
------------------------------------------------------------------------------
Medidata Solutions, Inc. (b)                          74,022         1,365,706
==============================================================================
                                                                     8,341,737
==============================================================================

LIFE & HEALTH INSURANCE--0.82%

Amil Participacoes S.A. (Brazil) (e)               1,382,700         7,989,230
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--8.60%

AMAG Pharmaceuticals, Inc. (b)                       125,518         5,699,772
------------------------------------------------------------------------------
Life Technologies Corp. (b)                          621,486        28,296,258
------------------------------------------------------------------------------
Pharmaceutical Product Development,
  Inc.                                               507,448        10,539,695
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                   863,098        39,081,077
==============================================================================
                                                                    83,616,802
==============================================================================

MANAGED HEALTH CARE--7.60%

Aetna Inc.                                           338,386         9,126,270
------------------------------------------------------------------------------
AMERIGROUP Corp. (b)                                 226,083         5,579,728
------------------------------------------------------------------------------
Aveta, Inc. (Acquired
  12/21/05-5/22/06; Cost
  $1,165,095)(b)(e)                                  805,748         1,611,496
------------------------------------------------------------------------------
CIGNA Corp.                                          530,945        15,078,838
------------------------------------------------------------------------------
Health Net Inc. (b)                                  310,677         4,203,460
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              520,252        14,598,271
------------------------------------------------------------------------------
WellPoint Inc. (b)                                   450,057        23,691,001
==============================================================================
                                                                    73,889,064
==============================================================================

PHARMACEUTICALS--24.82%

Abbott Laboratories                                  784,685        35,302,978
------------------------------------------------------------------------------
Allergan, Inc.                                       336,771        17,993,674
------------------------------------------------------------------------------
ARYx Therapeutics, Inc. (b)                          498,000         1,698,180
------------------------------------------------------------------------------
Auxilium Pharmaceuticals Inc. (b)                    144,750         4,477,117
------------------------------------------------------------------------------
Bayer AG (Germany)                                   148,217         9,096,309
------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (b)(c)                 475,217         5,750,126
------------------------------------------------------------------------------
EastPharma Ltd. -GDR (Turkey)(b)(e)                  674,841         1,889,555
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL HEALTH CARE FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)

Hikma Pharmaceuticals PLC (United
  Kingdom)                                           745,313   $     5,412,187
------------------------------------------------------------------------------
Ipsen S.A. (France)                                  212,595         9,790,011
------------------------------------------------------------------------------
Johnson & Johnson                                    597,715        36,394,866
------------------------------------------------------------------------------
Locus Pharmaceuticals, Inc. (b)(e)(f)                258,824           140,736
------------------------------------------------------------------------------
Merck KGaA (Germany)                                  81,364         7,572,489
------------------------------------------------------------------------------
Novartis AG -ADR (Switzerland)                       337,838        15,412,170
------------------------------------------------------------------------------
Pharmstandard -GDR (Russia)(b)(e)                    138,700         2,080,500
------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                       268,205        42,288,427
------------------------------------------------------------------------------
Shire PLC -ADR (United Kingdom)                      363,712        16,297,935
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.
  -ADR (Israel)                                      207,400        11,062,716
------------------------------------------------------------------------------
Wyeth                                                399,766        18,609,107
==============================================================================
                                                                   241,269,083
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $890,368,310)                                957,559,554
==============================================================================

PREFERRED STOCKS--0.19%

HEALTH CARE EQUIPMENT--0.18%

Intact Medical Corp. -Series C, Pfd.
  (Acquired 03/26/01; Cost
  $2,000,001)(b)(e)(f)                             2,439,026           178,341
------------------------------------------------------------------------------
Sensys Medical, Inc.,
  Series A-2, Pfd.,
  (Acquired 02/25/98-09/30/05;
  Cost $7,627,993)(b)(e)(f)                        2,173,209         1,418,019
------------------------------------------------------------------------------
  Series B, Conv. Pfd.,
  (Acquired
  03/16/05-01/12/07; Cost
  $245,305)(b)(e)(f)                                 282,004           184,008
==============================================================================
                                                                     1,780,368
==============================================================================

PHARMACEUTICALS--0.01%

BioImagene, Inc. -Series B-2, Pfd.
  (Acquired 05/24/01; Cost
  $2,700,000)(b)(e)(f)                               187,734            94,506
==============================================================================
    Total Preferred Stocks
      (Cost $12,573,299)                                             1,874,874
==============================================================================

MONEY MARKET FUNDS--1.54%

Liquid Assets Portfolio-Institutional
  Class (g)                                        7,482,557         7,482,557
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class
  (g)                                              7,482,557         7,482,557
==============================================================================
    Total Money Market Funds
      (Cost $14,965,114)                                            14,965,114
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.23% (Cost
  $917,906,723)                                                    974,399,542
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

  MONEY MARKET FUNDS--2.15%

Liquid Assets Portfolio
  -Institutional Class (Cost
  $20,904,010)(g)(h)                              20,904,010   $    20,904,010
==============================================================================
TOTAL INVESTMENTS--102.38%
  (Cost $938,810,733)                                              995,303,552
==============================================================================
OTHER ASSETS LESS LIABILITIES--(2.38)%                             (23,167,593)
==============================================================================
NET ASSETS--100.00%                                            $   972,135,959
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR     -- American Depositary Receipt
Conv.   -- Convertible
GDR     -- Global Depositary Receipt
Pfd.    -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at July 31, 2009.

(d) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2009 represented less than 0.01% of the Fund's Net Assets. See Note 3.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $15,587,047, which represented 1.60% of the Fund's Net Assets.

(f)  Security is considered venture capital. See Note 1D.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL HEALTH CARE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM GLOBAL HEALTH CARE FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM GLOBAL HEALTH CARE FUND

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM GLOBAL HEALTH CARE FUND

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -  Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                          LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-----------------------------------------------------------------------------
Equity
Securities             $980,761,361   $10,914,429   $3,627,762   $995,303,552
-----------------------------------------------------------------------------
Other Investments*               --    (2,269,012)          --     (2,269,012)
=============================================================================
   Total Investments   $980,761,361   $ 8,645,417   $3,627,762   $993,034,540
_____________________________________________________________________________
=============================================================================

* Other Investments includes open foreign currency contracts, which are included at unrealized appreciation (depreciation).

NOTE 3--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2009.

                                                             CHANGE IN
                                                             UNREALIZED
                     VALUE     PURCHASES AT    PROCEEDS     APPRECIATION    REALIZED        VALUE       DIVIDEND
                   10/31/08        COST       FROM SALES   (DEPRECIATION)  GAIN (LOSS)    07/31/09       INCOME
------------------------------------------------------------------------------------------------------------------
Evolutionary
Genomics/
GenoPlex,
Inc.(a)          $          1  $         --  $         --  $          (1) $         --  $          0  $         --
------------------------------------------------------------------------------------------------------------------
Pharmanet
Development
Group, Inc.(b)      1,858,048            --    (5,358,733)    12,048,148    (8,547,463)           --            --
==================================================================================================================
TOTAL
INVESTMENTS
IN OTHER
AFFILIATES       $  1,858,049  $         --  $ (5,358,733) $  12,048,147    (8,547,463) $         --  $         --
__________________________________________________________________________________________________________________
==================================================================================================================

(a) As of November 30, 2008, this security is no longer considered an affiliate of the Fund.

(b) As of February 4, 2009, this security is no longer considered an affiliate of the Fund.

AIM GLOBAL HEALTH CARE FUND

NOTE 4--DERIVATIVE INVESTMENTS

FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                        OPEN FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
                         CONTRACT TO                               UNREALIZED
SETTLEMENT   -----------------------------------                  APPRECIATION
   DATE           DELIVER            RECEIVE          VALUE      (DEPRECIATION)
------------------------------------------------------------------------------
 08/11/09    CHF   19,600,000   USD   17,583,301   $18,342,588   $    (759,287)
------------------------------------------------------------------------------
 08/11/09    EUR   13,410,000   USD   18,224,511    19,113,006        (888,495)
------------------------------------------------------------------------------
 08/11/09    GBP    3,740,000   USD    5,625,521     6,246,751        (621,230)
==============================================================================
                                                                 $  (2,269,012)
______________________________________________________________________________
==============================================================================

                       CLOSED FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
                         CONTRACT TO
 CLOSED      -----------------------------------                 REALIZED GAIN
  DATE            DELIVER            RECEIVE          VALUE          (LOSS)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 06/15/09    USD    2,433,643   EUR    1,815,000   $ 2,511,361   $     (77,718)
==============================================================================
   TOTAL FOREIGN CURRENCY CONTRACTS                              $  (2,346,730)
______________________________________________________________________________
==============================================================================

CURRENCY ABBREVIATIONS:

CHF -- SWISS FRANC
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $333,061,886 and $403,472,668, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   136,019,632
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (94,451,897)
========================================================================================
Net unrealized appreciation of investment securities                     $    41,567,735
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $953,735,817.

                      AIM INTERNATIONAL TOTAL RETURN FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             ITR-QTR-1 07/09            Invesco Aim Advisors, Inc.

AIM INTERNATIONAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES--92.08%(a)

AUSTRALIA--0.73%

Commonwealth Bank of Australia,
  Unsec. Sub. Medium-Term Euro
  Notes, 5.50%, 08/06/19               EUR           400,000   $       580,821
==============================================================================

AUSTRIA--4.72%

Austria Government,
  Medium-Term Euro Notes,
  3.80%, 10/20/13(b)                   EUR         1,040,000         1,553,198
------------------------------------------------------------------------------
Pfandbriefstelle der
  Oesterreichischen
  Landes-Hypothekenbanken-Series
  2, Tranche 2, Sr. Unsec. Unsub.
  Medium-Term Euro Notes,
  1.60%, 02/15/11                      JPY       210,000,000         2,185,004
==============================================================================
                                                                     3,738,202
==============================================================================

BELGIUM--2.84%

Belgium Government-Series 48,
  Sr. Euro Bonds, 4.00%, 03/28/22      EUR         1,560,000         2,249,450
==============================================================================

BRAZIL--0.32%

Brazilian Government, Unsec. Unsub.
  Euro Bonds, 9.50%, 01/24/11          EUR           160,000           250,389
==============================================================================

CANADA--4.37%

Canadian Government, Bonds,
  3.75%, 09/01/11                      CAD         2,080,000         2,022,495
------------------------------------------------------------------------------
  4.50%, 06/01/15                      CAD           510,000           515,249
------------------------------------------------------------------------------
Province of Ontario Canada, Bonds,
  4.70%, 06/02/37                      CAD         1,000,000           921,826
==============================================================================
                                                                     3,459,570
==============================================================================

FINLAND--1.88%

Finland Government, Euro Bonds,
  5.38%, 07/04/13                      EUR           940,000         1,490,099
==============================================================================

FRANCE--11.85%

Dexia Municipal Agency, Sr. Sec.
  Medium-Term Euro Notes,
  1.80%, 05/09/17                      JPY       550,000,000         5,168,582
------------------------------------------------------------------------------
Electricite de France S.A., Sr.
  Unsec. Unsub. Medium-Term Euro
  Notes, 5.00%, 05/30/14               EUR           400,000           612,227
------------------------------------------------------------------------------
France Government Bond OAT,
  Euro Bonds,
  3.00%, 10/25/15                      EUR           120,000           172,324
------------------------------------------------------------------------------
  4.00%, 10/25/38                      EUR         1,340,000         1,874,379
------------------------------------------------------------------------------
  4.25%, 10/25/18                      EUR         1,030,000         1,559,405
==============================================================================
                                                                     9,386,917
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
GERMANY--14.96%

Bayerische Landesbank-Series 103,
  Tranche 1, Sr. Unsec. Unsub.
  Medium-Term Euro Notes,
  1.40%, 04/22/13                      JPY       170,000,000   $     1,776,837
------------------------------------------------------------------------------
Bundesobligation-Series 148,
  Euro Bonds, 3.50%, 04/08/11          EUR         1,890,000         2,797,674
------------------------------------------------------------------------------
Bundesrepublik Deutschland,
  Series 04, Euro Bonds,
  3.75%, 01/04/15                      EUR           360,000           543,375
------------------------------------------------------------------------------
  Series 07, Euro Bonds,
  4.25%, 07/04/39                      EUR         2,160,000         3,215,893
------------------------------------------------------------------------------
  Series 09, Euro Bonds,
  3.75%, 01/04/19                      EUR           500,000           741,968
------------------------------------------------------------------------------
Commerzbank AG, Sr. Gtd. Euro Bonds,
  2.75%, 01/13/12                      EUR           800,000         1,162,782
------------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau,
  Sr. Unsec. Gtd. Unsub. Global
  Notes, 2.05%, 02/16/26               JPY         4,000,000            41,127
------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank,
  Unsec. Gtd. Unsub. Medium-Term
  Euro Notes, 1.38%, 04/25/13          JPY       150,000,000         1,571,371
==============================================================================
                                                                    11,851,027
==============================================================================

IRELAND--1.94%

Cloverie PLC for Zurich Insurance
  Co., Sec. Sub. Medium-Term Euro
  Notes, 7.50%, 07/24/39               EUR           200,000           301,413
------------------------------------------------------------------------------
GE Capital European Funding, Sr.
  Unsec. Gtd. Unsub. Medium-Term
  Euro Notes, 6.00%, 01/15/19          EUR           700,000         1,025,180
------------------------------------------------------------------------------
TransCapitalInvest Ltd. for OJSC AK
  Transneft-REGS, Sr. Sec. Loan
  Participation Euro Notes, 5.38%,
  06/27/12 (Acquired 10/23/07; Cost
  $209,850)(b)                         EUR           150,000           207,909
==============================================================================
                                                                     1,534,502
==============================================================================

ITALY--5.53%

Intesa Sanpaolo S.p.A, Sr. Unsec.
  Unsub. Medium-Term Euro Notes,
  5.00%, 04/28/11                      EUR           400,000           595,571
------------------------------------------------------------------------------
Italy Buoni Poliennali Del Tesoro,
  Euro Bonds,
  4.25%, 02/01/19                      EUR         1,945,000         2,842,811
------------------------------------------------------------------------------
  5.75%, 02/01/33                      EUR           600,000           939,468
==============================================================================
                                                                     4,377,850
==============================================================================

JAPAN--7.84%

Development Bank of Japan, Unsec.
  Gtd. Global Bonds, 1.75%, 03/17/17   JPY       570,000,000         6,208,022
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL TOTAL RETURN FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
LUXEMBOURG--1.16%

Finmeccanica Finance S.A.-Series 4,
  Tranche 1, Sr. Unsec. Gtd. Unsub.
  Medium-Term Euro Notes,
  8.00%, 12/16/19                      GBP           250,000   $       444,334
------------------------------------------------------------------------------
Gaz Capital S.A.-Series 2, Sec. Loan
  Participation Medium-Term Euro
  Notes, 6.58%, 10/31/13               GBP           200,000           324,873
------------------------------------------------------------------------------
Wind Acquisition Finance S.A.-REGS,
  Sr. Euro Notes,
  11.75%, 07/15/17(b)                  EUR           100,000           146,902
==============================================================================
                                                                       916,109
==============================================================================

NETHERLANDS--5.44%

ELM BV for Elsevier Finance S.A.,
  Sr. Sec. Gtd. Loan Participation
  Euro Notes, 6.50%, 04/02/13          EUR           350,000           549,163
------------------------------------------------------------------------------
Netherlands Government, Euro Bonds,
  4.00%, 01/15/37                      EUR         1,120,000         1,577,196
------------------------------------------------------------------------------
  5.00%, 07/15/12                      EUR           580,000           897,964
------------------------------------------------------------------------------
Rabobank Nederland N.V., Series
  1691A, Tranche 1, Sr. Unsec.
  Unsub. Medium-Term Euro Notes,
  1.05%, 01/22/10                      JPY       100,000,000         1,053,392
------------------------------------------------------------------------------
  Unsec. Sub. Medium-Term Euro Notes,
  5.88%, 05/20/19                      EUR           150,000           232,953
==============================================================================
                                                                     4,310,668
==============================================================================

NORWAY--2.99%

DnB NOR Bank ASA, Sr. Unsec. Unsub.
  Medium-Term Euro Notes,
  4.50%, 05/29/14                      EUR           700,000         1,033,199
------------------------------------------------------------------------------
Eksportfinans ASA, Medium-Term
  Global Notes, 1.60%, 03/20/14        JPY       130,000,000         1,334,518
==============================================================================
                                                                     2,367,717
==============================================================================

SPAIN--3.60%

Caixa d'Estalvis de Catalunya, Sec.
  Mortgage-Backed Euro Notes,
  3.50%, 03/07/16                      EUR         1,000,000         1,312,724
------------------------------------------------------------------------------
Spain Government, Euro Bonds,
  4.20%, 07/30/13                      EUR         1,010,000         1,537,134
==============================================================================
                                                                     2,849,858
==============================================================================

SUPRANATIONAL--7.46%

Asian Development Bank-Series
  339-00-1, Sr. Unsec. Medium-Term
  Global Notes, 2.35%, 06/21/27        JPY       350,000,000         3,574,639
------------------------------------------------------------------------------
European Investment Bank, Sr. Unsec.
  Unsub. Global Bonds,
  1.40%, 06/20/17                      JPY       110,000,000         1,153,560
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium-Term Euro
  Notes, 4.38%, 04/15/13               EUR           770,000         1,180,890
==============================================================================
                                                                     5,909,089
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SWITZERLAND--0.51%

Credit Suisse, Sr. Unsec.
  Medium-Term Euro Notes,
  4.75%, 08/05/19                      EUR           280,000   $       401,925
==============================================================================

UNITED KINGDOM--11.02%

Bank of Scotland PLC-Series 1646/08,
  Sr. Unsec. Gtd. Unsub. Medium-Term
  Euro Notes, 5.63%, 05/23/13          EUR           400,000           602,994
------------------------------------------------------------------------------
Barclays Bank PLC, Sr. Unsec. Unsub.
  Medium-Term Euro Notes,
  5.25%, 05/27/14                      EUR           450,000           675,558
------------------------------------------------------------------------------
BAT International Finance PLC, Sr.
  Unsec. Gtd. Unsub. Medium-Term
  Euro Notes, 5.38%, 06/29/17          EUR           400,000           607,046
------------------------------------------------------------------------------
HSBC Holdings PLC, Sub. Medium-Term
  Euro Notes, 6.00%, 06/10/19          EUR           500,000           757,841
------------------------------------------------------------------------------
Legal & General Group PLC, Sub.
  Medium-Term Euro Notes,
  10.00%, 07/23/41                     GBP           150,000           270,088
------------------------------------------------------------------------------
Lloyds TSB Bank PLC, Medium-Term
  Euro Notes, 6.38%, 06/17/16          EUR           400,000           631,323
------------------------------------------------------------------------------
Motability Operations Group PLC, Sr.
  Medium-Term Euro Notes,
  6.63%, 12/10/19                      GBP           500,000           859,977
------------------------------------------------------------------------------
Network Rail Infrastructure Finance
  PLC-Series 41, Tranche 1, Sec.
  Gtd. Medium-Term Euro Notes,
  4.88%, 03/07/12                      GBP         1,300,000         2,298,644
------------------------------------------------------------------------------
Rolls-Royce PLC, Sr. Unsec. Gtd.
  Unsub. Euro Notes, 6.75%, 04/30/19   GBP           200,000           365,381
------------------------------------------------------------------------------
Royal Bank of Scotland Group
  PLC-Series 2958, Tranche 1, Sr.
  Unsec. Unsub. Medium-Term Euro
  Notes, 5.25%, 05/15/13               EUR           300,000           453,807
------------------------------------------------------------------------------
United Kingdom Treasury, Bonds,
  4.25%, 03/07/11                      GBP           490,000           857,373
------------------------------------------------------------------------------
  4.75%, 12/07/38                      GBP           200,000           347,049
==============================================================================
                                                                     8,727,081
==============================================================================

UNITED STATES--2.92%

Bank of America Corp., Sr.
  Medium-Term Euro Notes,
  7.00%, 06/15/16                      EUR           400,000           615,863
------------------------------------------------------------------------------
Citigroup Inc., Sr. Unsec.
  Medium-Term Euro Notes,
  7.38%, 06/16/14                      EUR           500,000           753,005
------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec.
  Unsub. Medium-Term Euro Notes,
  6.13%, 04/01/14                      EUR           600,000           945,204
==============================================================================
                                                                     2,314,072
==============================================================================
TOTAL INVESTMENTS--92.08%
  (Cost $67,759,516)                                                72,923,368
==============================================================================
OTHER ASSETS LESS LIABILITIES--7.92%                                 6,271,621
==============================================================================
NET ASSETS--100.00%                                            $    79,194,989
______________________________________________________________________________
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL TOTAL RETURN FUND

Investment Abbreviations:

CAD       -- Canadian Dollar
EUR       -- Euro
GBP       -- British Pound
Gtd.      -- Guaranteed
JPY       -- Japanese Yen
REGS      -- Regulation S
Sec.      -- Secured
Sr.       -- Senior
Sub.      -- Subordinated
Unsec.    -- Unsecured
Unsub.    -- Unsubordinated

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $1,908,009, which represented 2.41% of the Fund's Net Assets.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL TOTAL RETURN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM INTERNATIONAL TOTAL RETURN FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM INTERNATIONAL TOTAL RETURN FUND

F. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                     LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
-----------------------------------------------------------------------------------
Corporate Debt Securities            $     --   $47,798,927   $    --   $47,798,927
-----------------------------------------------------------------------------------
Foreign Government Debt Securities         --    25,124,441        --    25,124,441
-----------------------------------------------------------------------------------
                                                                         72,923,368
-----------------------------------------------------------------------------------
Other Investments*                    (13,782)     (26,637)        --       (40,419)
===================================================================================
  Total Investments                  $(13,782)  $72,896,731   $    --   $72,882,949
___________________________________________________________________________________
===================================================================================

* Other investments includes futures and foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 3--DERIVATIVE INVESTMENTS

Effective February 1, 2009, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of July 31, 2009:

                                            VALUE
                                     --------------------
RISK EXPOSURE/ DERIVATIVE TYPE       ASSETS   LIABILITIES
---------------------------------------------------------
Currency risk
  Foreign Currency Contracts (a)    $35,296   $   (26,637)
---------------------------------------------------------
Interest rate risk
  Futures contracts (b)              51,949       (65,731)
=========================================================
                                    $87,245   $   (92,368)
=========================================================

(a) Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

(b) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE THREE MONTHS ENDED JULY 31, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                     LOCATION OF GAIN (LOSS)
                                                   ON STATEMENT OF OPERATIONS
                                                   ----------------------------
                                                               FOREIGN CURRENCY
                                                   FUTURES *      CONTRACTS *
-------------------------------------------------------------------------------
Realized Gain (Loss)
-------------------------------------------------------------------------------
  Currency risk                                    $      --   $       (617,158)
-------------------------------------------------------------------------------
  Interest rate risk                                (443,208)                --
-------------------------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  Currency risk                                    $      --   $       (205,758)
-------------------------------------------------------------------------------
  Interest rate risk                                 132,310                 --
===============================================================================
Total                                              $(310,898)  $       (822,916)
_______________________________________________________________________________
===============================================================================

* The average value outstanding of futures and foreign currency contracts during the period was $21,064,027 and $25,007,812, respectively.

AIM INTERNATIONAL TOTAL RETURN FUND

                                     OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------
                                                                                  UNREALIZED
                              NUMBER OF          MONTH/                          APPRECIATION
               CONTRACT       CONTRACTS        COMMITMENT            VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------
Canada 10 Year Bonds              7       September-2009/Long    $    782,693    $      (2,180)
----------------------------------------------------------------------------------------------
Euro-Schatz                      32       September-2009/Long       4,932,986           (3,121)
----------------------------------------------------------------------------------------------
Long Gilt                        20       September-2009/Long       3,922,533           31,627
----------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes        1       September-2009/Long         115,383              523
----------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes      13       September-2009/Long       1,524,656           17,125
==============================================================================================
  Subtotal                                                       $ 11,278,251    $      43,974
==============================================================================================
Euro-Bonds                       62       September-2009/Short    (10,742,205)         (60,430)
----------------------------------------------------------------------------------------------
Japan 10 Year Bonds               3       September-2009/Short     (4,379,433)           2,674
==============================================================================================
  Subtotal                                                       $(15,121,638)   $     (57,756)
==============================================================================================
    TOTAL                                                        $ (3,843,387)   $     (13,782)
______________________________________________________________________________________________
==============================================================================================

                         OPEN FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------
                       CONTRACT TO
             -----------------------------
SETTLEMENT                                                 UNREALIZED
   DATE          DELIVER         RECEIVE        VALUE     APPRECIATION
----------------------------------------------------------------------
10/09/09     JPY140,000,000   USD1,498,930   $1,480,693   $     18,237
----------------------------------------------------------------------
10/09/09     USD    541,398   AUD  660,000      548,988          7,590
----------------------------------------------------------------------
10/09/09     USD    524,042   CAD  570,000      529,312          5,270
----------------------------------------------------------------------
10/09/09     USD  1,535,125   EUR1,080,000    1,539,324          4,199
======================================================================
                                                          $     35,296
______________________________________________________________________
======================================================================

                       CONTRACT TO
             -----------------------------
SETTLEMENT                                                  UNREALIZED
   DATE          DELIVER         RECEIVE        VALUE     (DEPRECIATION)
------------------------------------------------------------------------
10/09/09     AUD    660,000   USD  534,798   $  548,988   $      (14,190)
------------------------------------------------------------------------
10/09/09     CAD    570,000   USD  518,559      529,312          (10,753)
------------------------------------------------------------------------
10/09/09     EUR  1,080,000   USD1,502,334    1,539,324          (36,990)
========================================================================
                                                          $      (61,933)
========================================================================
  TOTAL OPEN FOREIGN CURRENCY CONTRACTS                   $      (26,637)
________________________________________________________________________
========================================================================

CURRENCY ABBREVIATIONS:

AUD -- AUSTRALIAN DOLLAR
CAD -- CANADIAN DOLLAR
EUR -- EURO
JPY -- JAPANESE YEN
USD -- U.S. DOLLAR

AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $121,492,755 and $150,315,247, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 5,077,468
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (316,877)
====================================================================================
Net unrealized appreciation of investment securities                     $ 4,760,591
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $68,162,777.

                                 AIM JAPAN FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            JAP-QTR-1 07/09             Invesco Aim Advisors, Inc.

AIM JAPAN FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN (JAPAN) STOCKS--98.91%

APPAREL, ACCESSORIES & LUXURY GOODS--0.83%

Gunze Ltd.                                             9,000   $        38,715
==============================================================================

AUTO PARTS & EQUIPMENT--4.68%

NHK Spring Co., Ltd. (b)                               9,000            64,606
------------------------------------------------------------------------------
Stanley Electric Co., Ltd.                             2,200            45,862
------------------------------------------------------------------------------
Takata Corp. (b)                                       3,700            64,955
------------------------------------------------------------------------------
Toyoda Gosei Co., Ltd.                                 1,400            43,190
==============================================================================
                                                                       218,613
==============================================================================

AUTOMOBILE MANUFACTURERS--10.28%

Fuji Heavy Industries Ltd.                            22,000            88,491
------------------------------------------------------------------------------
Honda Motor Co., Ltd.                                  5,100           163,939
------------------------------------------------------------------------------
Suzuki Motor Corp.                                     5,200           130,949
------------------------------------------------------------------------------
Toyota Motor Corp.                                     2,300            96,993
==============================================================================
                                                                       480,372
==============================================================================

BREWERS--2.24%

Kirin Holdings Co., Ltd.                               7,000           104,761
==============================================================================

BUILDING PRODUCTS--2.04%

Asahi Glass Co., Ltd.                                 11,000            95,207
==============================================================================

COMMODITY CHEMICALS--1.44%

Kuraray Co., Ltd.                                      3,500            39,904
------------------------------------------------------------------------------
LINTEC Corp. (b)                                       1,400            27,474
==============================================================================
                                                                        67,378
==============================================================================

COMPUTER & ELECTRONICS RETAIL--1.91%

Yamada Denki Co., Ltd.                                 1,430            89,474
==============================================================================

COMPUTER HARDWARE--3.46%

Fujitsu Ltd.                                          13,000            85,809
------------------------------------------------------------------------------
Toshiba Corp. (b)                                     17,000            75,744
==============================================================================
                                                                       161,553
==============================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS--3.80%

Komatsu Ltd.                                           3,100            50,991
------------------------------------------------------------------------------
Kubota Corp.                                          14,000           126,557
==============================================================================
                                                                       177,548
==============================================================================

CONSUMER ELECTRONICS--4.43%

Funai Electric Co., Ltd. (b)                           1,500            62,622
------------------------------------------------------------------------------
Panasonic Corp.                                        3,300            52,140
------------------------------------------------------------------------------
Sony Corp.                                             3,300            92,291
==============================================================================
                                                                       207,053
==============================================================================

CONSUMER FINANCE--1.95%

ORIX Corp.                                             1,430            91,164
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS--9.01%

Aozora Bank, Ltd. (b)(c)                              42,000   $        58,358
------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                  21,500           128,147
------------------------------------------------------------------------------
Mizuho Financial Group, Inc.                          29,800            67,485
------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                  3,900           166,940
==============================================================================
                                                                       420,930
==============================================================================

DIVERSIFIED CHEMICALS--0.86%

Mitsubishi Chemical Holdings Corp.                     9,000            40,323
==============================================================================

DIVERSIFIED METALS & MINING--0.97%

Sumitomo Metal Mining Co., Ltd. (b)                    3,000            45,183
==============================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES--3.15%

Mitsubishi Estate Co. Ltd.                             3,000            49,810
------------------------------------------------------------------------------
Nomura Real Estate Holdings, Inc.                      3,600            63,109
------------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd.                               7,000            34,165
==============================================================================
                                                                       147,084
==============================================================================

EDUCATION SERVICES--1.85%

Benesse Corp. (b)                                      2,000            86,667
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.71%

Sumitomo Electric Industries, Ltd.                     6,400            79,751
==============================================================================

ELECTRONIC COMPONENTS--2.44%

IBIDEN Co., Ltd.                                       2,100            70,178
------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (b)                       900            44,026
==============================================================================
                                                                       114,204
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--2.05%

FUJIFILM Holdings Corp.                                3,000            95,792
==============================================================================

HOMEBUILDING--1.66%

Goldcrest Co., Ltd.                                    1,090            26,094
------------------------------------------------------------------------------
HASEKO Corp. (b)(c)                                   54,500            51,624
==============================================================================
                                                                        77,718
==============================================================================

HOMEFURNISHING RETAIL--2.30%

Nitori Co., Ltd.                                       1,500           107,488
==============================================================================

HOUSEHOLD PRODUCTS--2.25%

Unicharm Corp.                                         1,300           105,248
==============================================================================

INDUSTRIAL GASES--1.04%

Taiyo Nippon Sanso Corp.                               5,000            48,397
==============================================================================

INDUSTRIAL MACHINERY--6.32%

Fanuc Ltd.                                               500            40,921
------------------------------------------------------------------------------
Japan Steel Works, Ltd. (The)                          9,000           117,610
------------------------------------------------------------------------------
Nabtesco Corp. (b)                                     6,000            68,419
------------------------------------------------------------------------------
NGK Insulators, Ltd.                                   3,000            68,242
==============================================================================
                                                                       295,192
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM JAPAN FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--3.63%

Nomura Holdings, Inc. (b)                             19,300   $       169,707
==============================================================================

IT CONSULTING & OTHER SERVICES--1.58%

Nomura Research Institute, Ltd.                        3,000            74,067
==============================================================================

OFFICE ELECTRONICS--2.01%

Canon Inc.                                             1,200            44,955
------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                          4,500            49,226
==============================================================================
                                                                        94,181
==============================================================================

OIL & GAS REFINING & MARKETING--1.44%

Nippon Mining Holdings, Inc.                           6,000            28,428
------------------------------------------------------------------------------
Showa Shell Sekiyu K.K                                 3,500            39,088
==============================================================================
                                                                        67,516
==============================================================================

PACKAGED FOODS & MEATS--1.64%

Ajinomoto Co., Inc.                                    8,000            76,774
==============================================================================

PAPER PACKAGING--1.21%

Rengo Co., Ltd.                                        9,000            56,503
==============================================================================

PHARMACEUTICALS--1.33%

Shionogi & Co., Ltd.                                   3,000            62,115
==============================================================================

REAL ESTATE SERVICES--0.76%

Sumitomo Real Estate Sales Co., Ltd. (b)                 800            35,681
==============================================================================

SEMICONDUCTOR EQUIPMENT--3.25%

Disco Corp.                                            1,400            73,643
------------------------------------------------------------------------------

Tokyo Electron Ltd.                                    1,500            78,215
==============================================================================
                                                                       151,858
==============================================================================

STEEL--0.63%

Hitachi Metals Ltd.                                    3,000            29,372
==============================================================================

TEXTILES--1.92%

Nisshinbo Holdings Inc.                                7,000            89,595
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--3.71%

Mitsubishi Corp.                                       4,400            87,528
------------------------------------------------------------------------------
Mitsui & Co., Ltd.                                     6,800            85,677
==============================================================================
                                                                       173,205
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.13%

NTT DoCoMo, Inc.                                          16            23,161
------------------------------------------------------------------------------
SOFTBANK Corp. (b)                                     5,800           123,248
==============================================================================
                                                                       146,409
==============================================================================
     Total Foreign (Japan) Stocks
      (Cost $4,104,917)                                              4,622,798
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.69%

Liquid Assets Portfolio--Institutional
  Class (d)                                           39,616   $        39,616
------------------------------------------------------------------------------
Premier Portfolio--Institutional Class
  (d)                                                 39,616            39,616
==============================================================================
     Total Money Market Funds
      (Cost $79,232)                                                    79,232
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)--100.60%
  (Cost $4,184,149)                                                  4,702,030
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--11.33%

Liquid Assets Portfolio-Institutional
  Class
  (Cost $529,595)(d)(e)                              529,595           529,595
------------------------------------------------------------------------------
TOTAL INVESTMENTS--111.93%
  (Cost $4,713,744)                                                  5,231,625
==============================================================================
OTHER ASSETS LESS LIABILITIES--(11.93)%                               (557,708)
==============================================================================
NET ASSETS--100.00%                                            $     4,673,917
______________________________________________________________________________
==============================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at July 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM JAPAN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM JAPAN FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM JAPAN FUND

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -  Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
------------------------------------------------------------------------------
Consumer Discretionary       $   300,753   $ 1,094,942   $    --   $ 1,395,695
------------------------------------------------------------------------------
Consumer Staples                 181,535       105,248        --       286,783
------------------------------------------------------------------------------
Energy                                --        67,516        --        67,516
------------------------------------------------------------------------------
Financials                        35,681       828,885        --       864,566
------------------------------------------------------------------------------
Healthcare                            --        62,115        --        62,115
------------------------------------------------------------------------------
Industrials                       79,751       741,152        --       820,903
------------------------------------------------------------------------------
Information Technology            49,226       642,429        --       691,655
------------------------------------------------------------------------------
Materials                        101,686       185,470        --       287,156
------------------------------------------------------------------------------
Money Market Funds               608,827            --        --       608,827
------------------------------------------------------------------------------
Telecommunication Services            --       146,409        --       146,409
==============================================================================
  Total Investments          $ 1,357,459   $ 3,874,166   $    --   $ 5,231,625
______________________________________________________________________________
==============================================================================

AIM JAPAN FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $7,112,465 and $7,392,549, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $       576,201
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (234,557)
========================================================================================
Net unrealized appreciation of investment securities                     $       341,644
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $4,889,981.

                              AIM LIBOR ALPHA FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              LAL-QTR-1 07/09         Invesco Aim Advisors, Inc.

AIM LIBOR ALPHA FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--41.38%

BA Master Credit Card Trust II,
  Series 99-J, Class A, Sec.
  Euro Notes, 7.00%, 02/15/12                $       170,000   $       171,230
------------------------------------------------------------------------------
Banc Of America Mortgage
  Securities, Series 2004-D,
  Class 2A2, Floating Rate Pass
  Through Ctfs., 3.89%,
  05/25/34(b)                                        627,900           575,490
------------------------------------------------------------------------------
Bank Of America Credit Card
  Trust, Series 2006-C7, Class
  C7, Floating Rate Pass
  Through Ctfs., 0.52%,
  03/15/12(b)                                        500,000           494,350
------------------------------------------------------------------------------
Bear Stearns Adjustable Rate
  Mortgage Trust, Series
  2003-6, Class 1A3, Pass
  Through Ctfs., 4.56%, 08/25/33                     110,852            92,258
------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A4,
  Pass Through Ctfs.,
  4.52%, 11/11/41                                    150,000           141,758
------------------------------------------------------------------------------
  Series 2006-T22, Class A2,
  Pass Through Ctfs.,
  5.63%, 04/12/38                                     30,000            30,534
------------------------------------------------------------------------------
Capital One Multi-Asset
  Execution Trust, Series
  2007-A6, Class A6, Floating
  Rate Pass Through Ctfs.,
  0.36%, 05/15/13(b)                                 200,000           197,691
------------------------------------------------------------------------------
Chase Issuance Trust,
  Series 2007-A17, Class A,
  Pass Through Ctfs.,
  5.12%, 10/15/14                                    125,000           132,343
------------------------------------------------------------------------------
  Series 2009-A3, Class A3,
  Pass Through Ctfs.,
  2.40%, 06/17/13                                    100,000           100,249
------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.,
  Series 2007-9, Class B,
  Floating Rate Pass Through Ctfs.,
  2.79%, 06/25/47(b)(c)                              140,000             2,115
------------------------------------------------------------------------------
  Series 2007-BC2, Class 2A1,
  Floating Rate Pass Through Ctfs.,
  0.38%, 06/25/37(b)                                 314,319           266,607
------------------------------------------------------------------------------
Credit Suisse Mortgage Capital
  Ctfs., Series 2009-2R, Class
  1A11, Floating Rate Pass
  Through Ctfs., 3.46%,
  09/26/34 (Acquired 03/27/09;
  Cost $177,432)(b)(c)                               204,533           202,488
------------------------------------------------------------------------------
Fannie Mae REMICS, Series
  2003-112, Class FA, Floating
  Rate Pass Through Ctfs.,
  0.79%, 01/25/28(b)                                 593,359           588,251
------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--(CONTINUED)

Fannie Mae Whole Loan, Series
  2004-W5, Class F1, Floating
  Rate Pass Through Ctfs.,
  0.74%, 02/25/47(b)                         $       320,031   $       310,594
------------------------------------------------------------------------------
Freddie Mac REMICS,
  Series 2399, Class XF,
  Floating Rate Pass Through Ctfs.,
  1.24%, 01/15/32(b)                                 288,483           289,060
------------------------------------------------------------------------------
  Series 2470, Class JF,
  Floating Rate Pass Through Ctfs.,
  1.29%, 12/15/31(b)                                 469,532           471,197
------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
  Series 2005 GG4, Class A4A,
  Pass Through Ctfs.,
  4.75%, 07/10/39                                    125,000           119,361
------------------------------------------------------------------------------
  Series 2007-EOP, Class J,
  Floating Rate Pass Through Ctfs.,
  1.15%, 03/06/20(b)(c)                              225,000           154,930
------------------------------------------------------------------------------
Honda Auto Receivables Owner
  Trust, Series 2009-2, Class
  A3, Pass Through Ctfs.,
  2.79%, 01/15/13                                    115,000           116,077
------------------------------------------------------------------------------
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Series 2005-FL1A, Class A1,
  Floating Rate Pass Through
  Ctfs., 0.40%, 02/15/19(b)(c)                        14,130            13,607
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
  Series 2001-WM, Class A2,
  Pass Through Ctfs.,
  6.53%, 07/14/16(c)                                 105,000           108,268
------------------------------------------------------------------------------
  Series 2005-C1, Class A3,
  Pass Through Ctfs.,
  4.55%, 02/15/30                                    200,000           199,805
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
  Trust,-Series 2005-C3, Class
  A5, Pass Through Ctfs.,
  4.74%, 07/15/30                                    165,000           156,672
------------------------------------------------------------------------------
Long Beach Mortgage Loan Trust,
  Series 2006-7, Class 2A1,
  Floating Rate Pass Through
  Ctfs., 0.34%, 08/25/36(b)                           17,926            17,717
------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
  Series 2007-NC2, Class A2A,
  Floating Rate Pass Through
  Ctfs., 0.40%, 02/25/37(b)                          365,686           291,463
------------------------------------------------------------------------------
Morgan Stanley Capital I, Series
  2005-HQ7, Class A4, Pass
  Through Ctfs., 5.38%, 11/14/42                      70,000            67,173
------------------------------------------------------------------------------
Morgan Stanley Capital I, Series
  2007-IQ16, Class A4, Pass
  Through Ctfs., 5.81%, 12/12/49                     320,000           258,774
------------------------------------------------------------------------------
Nissan Auto Receivables Owner
  Trust, Series 2006-B, Class
  A4, Pass Through Ctfs.,
  5.22%, 11/15/11                                     87,414            88,962
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR ALPHA FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--(CONTINUED)

Saxon Asset Securities Trust,
  Series 2004-2, Class MV3,
  Floating Rate Pass Through
  Ctfs., 2.19%, 08/25/35(b)                  $       643,881   $       319,077
------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-1, Class 3A1,
  Pass Through Ctfs.,
  4.45%, 02/25/34                                    151,635           125,587
------------------------------------------------------------------------------
  Series 2005-11, Class 1A1,
  Pass Through Ctfs.,
  3.86%, 05/25/35                                    134,580            80,150
------------------------------------------------------------------------------
USAA Auto Owner Trust,
  Series 2006-2, Class A4,
  Pass Through Ctfs.,
  5.37%, 02/15/12                                     87,392            89,686
------------------------------------------------------------------------------
  Series 2009-1, Class A3,
  Pass Through Ctfs.,
  3.02%, 06/17/13                                    100,000           101,083
------------------------------------------------------------------------------
Vanderbilt Mortgage Finance,
  Series 2002-B, Class A4,
  Pass Through Ctfs.,
  5.84%, 02/07/26                                     70,255            66,816
------------------------------------------------------------------------------
  Series 2002-C, Class A4,
  Pass Through Ctfs.,
  6.57%, 08/07/24                                    105,000            95,424
------------------------------------------------------------------------------
Wachovia Bank Commercial
  Mortgage Trust, Series
  2005-C21, Class AM, Pass
  Through Ctfs., 5.38%, 10/15/44                      85,000            60,034
------------------------------------------------------------------------------
WaMu Mortgage Pass Through
  Ctfs., Series 2003-AR8, Class
  A, Floating Rate Pass Through
  Ctfs., 2.85%, 08/25/33(b)                          174,891           162,619
------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
  Series 2006-3, Class A1,
  Floating Rate Pass Through Ctfs.,
  0.34%, 01/25/37(b)                                  11,485            11,378
------------------------------------------------------------------------------
  Series 2007-2, Class A1,
  Floating Rate Pass Through Ctfs.,
  0.38%, 04/25/37(b)                                 406,335           353,845
------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
  Securities Trust, Series
  2004-Z, Class 2A1, Floating
  Rate Pass Through Ctfs.,
  4.56%, 12/25/34(b)                                 194,539           178,806
------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
  Securities Trust, Series
  2004-S, Class A1, Floating
  Rate Pass Through Ctfs.,
  3.38%, 09/25/34(b)                                 987,711           910,468
==============================================================================
    Total Asset-Backed Securities
      (Cost $9,050,360)                                              8,213,997
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
BONDS & NOTES--36.09%

AEROSPACE & DEFENSE--0.86%

BAE Systems Holdings Inc., Sr.
  Unsec. Gtd. Notes, 4.95%,
  06/01/14(c)                                $       170,000   $       170,681
==============================================================================

AGRICULTURAL PRODUCTS--0.59%

Bunge Limited Finance Corp., Sr.
  Unsec. Gtd. Notes, 8.50%,
  06/15/19                                           105,000           117,244
==============================================================================
AIRLINES--0.25%

American Airlines, Series
  1999-1, Class A-2, Sec. Pass
  Through Ctfs., 7.02%, 04/15/11                      50,000            50,000
==============================================================================

APPAREL RETAIL--0.26%

TJX Cos., Inc. (The), Sr. Unsec.
  Notes, 6.95%, 04/15/19                              45,000            52,401
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.61%

Bank of New York Mellon Corp. (The),
  Sr. Unsec. Notes,
  4.30%, 05/15/14                                     60,000            62,450
------------------------------------------------------------------------------
  5.45%, 05/15/19                                     55,000            58,535
==============================================================================
                                                                       120,985
==============================================================================

AUTOMOTIVE RETAIL--0.45%

AutoZone Inc., Sr. Unsec. Notes,
  5.75%, 01/15/15                                     85,000            88,543
==============================================================================

BREWERS--0.41%

Anheuser-Busch InBev Worldwide
  Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 7.75%, 01/15/19(c)                           70,000            81,736
==============================================================================

BROADCASTING--0.37%

COX Communications Inc., Sr.
  Unsec. Bonds, 8.38%,
  03/01/39(c)                                         60,000            73,912
==============================================================================

BUILDING PRODUCTS--0.47%

Owens Corning Inc., Sr. Unsec.
  Gtd. Notes, 9.00%, 06/15/19                         90,000            92,362
==============================================================================

CABLE & SATELLITE--0.38%

Time Warner Cable Inc., Sr.
  Unsec. Gtd. Unsub. Global
  Notes, 8.25%, 02/14/14                              65,000            75,263
==============================================================================

CASINOS & GAMING--0.70%

MGM Mirage, Sr. Sec. Notes,
  11.13%, 11/15/17(c)                                125,000           138,750
==============================================================================

COMPUTER STORAGE & PERIPHERALS--0.47%

Seagate Technology
  International, Sr. Sec. Gtd.
  Notes, 10.00%, 05/01/14(c)                          85,000            93,500
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR ALPHA FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.77%
Barclays Bank PLC (United
  Kingdom), Sr. Unsec. Unsub.
  Global Notes, 6.75%, 05/22/19              $       140,000   $       151,966
==============================================================================

ELECTRIC UTILITIES--1.26%

DCP Midstream LLC, Sr. Unsec.
  Notes, 7.88%, 08/16/10                             240,000           250,096
==============================================================================

HEALTH CARE EQUIPMENT--1.34%

Covidien International Finance
  S.A., (Luxembourg), Sr.
  Unsec. Gtd. Unsub. Global
  Notes, 6.00%, 10/15/17                             150,000           165,726
------------------------------------------------------------------------------
St Jude Medical Inc., Sr. Unsec.
  Notes, 3.75%, 07/15/14                             100,000           101,276
==============================================================================
                                                                       267,002
==============================================================================

HEALTH CARE SERVICES--1.77%

Express Scripts Inc.,
  Sr. Unsec. Global Notes,
  5.25%, 06/15/12                                    300,000           317,485
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/19                                     30,000            34,805
==============================================================================
                                                                       352,290
==============================================================================

HOTELS, RESORTS & CRUISE LINES--1.23%

Starwood Hotels & Resorts
  Worldwide, Inc., Sr. Unsec.
  Notes, 7.88%, 10/15/14                             245,000           245,031
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.43%

AES Corp. (The), Sr. Unsec.
  Notes, 9.75%, 04/15/16(c)                           80,000            84,400
==============================================================================

INDUSTRIAL CONGLOMERATES--1.71%

General Electric Capital Corp.,
  Sr. Unsec. Floating Rate Medium-Term
  Global Notes,
  0.53%, 10/26/09(b)                                 120,000           120,102
------------------------------------------------------------------------------
  0.58%, 01/20/10(b)                                 100,000           100,048
------------------------------------------------------------------------------
Hutchison Whampoa International
  Ltd. (Cayman Islands), Sr.
  Unsec. Gtd. Notes, 7.63%, 04/09/19(c)              105,000           120,276
==============================================================================
                                                                       340,426
==============================================================================

INSURANCE BROKERS--0.51%

Marsh & McLennan Cos. Inc., Sr.
  Unsec. Notes, 5.15%, 09/15/10                      100,000           101,431
------------------------------------------------------------------------------
INTEGRATED OIL & GAS--0.79%
ConocoPhillips, Sr. Unsec. Gtd.
  Global Notes, 4.75%, 02/01/14                       65,000            69,842
------------------------------------------------------------------------------
Husky Energy Inc. (Canada), Sr.
  Global Notes, 5.90%, 06/15/14                       80,000            86,032
==============================================================================
                                                                       155,874
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--3.48%

British Telecommunications PLC
  (United Kingdom), Sr. Unsec.
  Unsub. Global Notes, 9.13%,
  12/15/10                                   $       200,000   $       215,943
------------------------------------------------------------------------------
Cellco Partnership/Verizon
  Wireless Capital LLC, Sr.
  Unsec. Notes, 3.75%,
  05/20/11(c)                                        120,000           123,326
------------------------------------------------------------------------------
Telefonica Europe B.V.
  (Netherlands), Unsec. Gtd.
  Unsub. Global Notes, 7.75%,
  09/15/10                                           150,000           159,299
------------------------------------------------------------------------------
Telemar Norte Leste S.A.
  (Brazil), Sr. Unsec. Notes,
  9.50%, 04/23/19(c)                                 100,000           113,444
------------------------------------------------------------------------------
Verizon Communications Inc., Sr.
  Unsec. Global Notes, 6.35%,
  04/01/19                                            70,000            79,134
==============================================================================
                                                                       691,146
==============================================================================

INVESTMENT BANKING & BROKERAGE--1.03%

Goldman Sachs Group Inc. (The),
  Sr. Medium-Term Notes, 6.00%,
  05/01/14                                            35,000            38,045
------------------------------------------------------------------------------
Morgan Stanley, Sr. Unsec.
  Global Notes, 6.00%, 05/13/14                      155,000           165,791
==============================================================================
                                                                       203,836
==============================================================================

LIFE & HEALTH INSURANCE--1.52%

Hartford Life Global Funding
    Trusts, Sr. Sec. Unsub.
    Floating Rate Medium-Term
    Notes, 0.92%, 10/15/09(b)                        105,000           104,904
------------------------------------------------------------------------------
Prudential Financial Inc., Sr.
  Notes, 6.20%, 01/15/15                             190,000           196,447
==============================================================================
                                                                       301,351
==============================================================================

MULTI-LINE INSURANCE--0.78%

Liberty Mutual Group Inc., Sr.
  Unsec. Gtd. Notes, 4.88%,
  02/01/10(c)                                        155,000           154,485
==============================================================================

OIL & GAS DRILLING--0.79%

Pride International Inc., Sr.
  Unsec. Notes, 8.50%, 06/15/19                      145,000           155,875
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.28%

Anadarko Petroleum Corp., Sr.
  Unsec. Notes, 7.63%, 03/15/14                      130,000           144,648
------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Notes, 8.00%, 05/03/19(c)                           95,000           108,992
==============================================================================
                                                                       253,640
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.77%

Willams Cos. Inc. (The), Sr.
  Unsec. Notes, 8.75%,
  01/15/20(c)                                        135,000           153,056
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR ALPHA FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.67%

Bank of America Corp.,
  Sr. Unsec. Unsub. Global Notes,
  6.50%, 08/01/16                            $       105,000   $       106,857
------------------------------------------------------------------------------
  7.63%, 06/01/19                                    150,000           163,211
------------------------------------------------------------------------------
  Series L,
  Sr. Unsec. Unsub. Medium Term Notes,
  7.38%, 05/15/14                                    100,000           109,236
------------------------------------------------------------------------------
Citigroup Inc., Sr. Unsec.
  Unsub. Global Notes, 5.10%,
  09/29/11                                           150,000           151,748
==============================================================================
                                                                       531,052
==============================================================================

PACKAGED FOODS & MEATS--0.64%

Heinz (H.J.) Finance Co., Sr.
  Unsec. Gtd. Notes, 7.13%,
  08/01/39(c)                                        115,000           127,295
==============================================================================

PAPER PRODUCTS--0.48%

Mercer International Inc., Sr.
  Unsec. Global Notes, 9.25%,
  02/15/13                                           200,000            95,000
------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.36%
Avon Products Inc., Sr. Unsec.
  Notes, 5.63%, 03/01/14                              65,000            70,542
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--1.43%
Allstate Corp. (The), Sr. Unsec.
  Notes, 6.20%, 05/16/14                              80,000            85,904
------------------------------------------------------------------------------
Chubb Corp., Sr. Unsec. Notes,
  5.75%, 05/15/18                                    100,000           106,670
------------------------------------------------------------------------------
Travelers Cos. Inc. (The), Sr.
  Unsec. Notes, 5.80%, 05/15/18                       85,000            90,658
==============================================================================
                                                                       283,232
==============================================================================

PUBLISHING--0.25%

Dex Media West LLC/Dex Media
  West Finance Co., Series B,
  Sr. Unsec. Sub. Global Notes,
  9.88%, 08/15/13(d)                                 250,000            50,000
==============================================================================

RESEARCH & CONSULTING SERVICES--1.32%

Erac USA Finance Co., Unsec.
  Gtd. Notes, 5.80%, 10/15/12(c)                     275,000           261,650
==============================================================================

SEMICONDUCTORS--1.86%

Viasystems Inc., Sr. Unsec. Gtd.
  Global Notes, 10.50%, 01/15/11                     400,000           369,000
------------------------------------------------------------------------------
SPECIALTY STORES--0.80%
Staples Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 7.75%, 04/01/11                      150,000           159,513
==============================================================================

STEEL--0.22%

ArcelorMittal (Luxembourg), Sr.
  Unsec. Unsub. Global Notes,
  9.00%, 02/15/15                                     40,000            44,566
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.78%

Vodafone Group PLC (United
  Kingdom), Sr. Unsec. Global
  Notes, 7.75%, 02/15/10                     $       150,000   $       155,319
==============================================================================
    Total Bonds & Notes
      (Cost $6,893,382)                                              7,164,451
==============================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
  SECURITIES--8.00%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--5.93%

Floating Rate Pass Through
  Ctfs., 6.52%, 07/01/36(b)                          623,882           664,799
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/39(e)                                 350,000           357,930
------------------------------------------------------------------------------
  5.50%, 08/01/39(e)                                 150,000           155,367
==============================================================================
                                                                     1,178,096

==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--2.07%

Floating Rate Pass Through
  Ctfs., 4.33%, 11/01/32(b)                          147,144           149,304
------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 4.50%,
  08/01/39(e)                                        260,000           261,625
==============================================================================
                                                                       410,929
==============================================================================
  Total U.S. Government Sponsored
    Mortgage-Backed Securities
    (Cost $1,553,890)                                                1,589,025
==============================================================================

U.S. TREASURY SECURITIES--1.34%

U.S. TREASURY BILLS--0.91%

  0.01%, 12/17/09(f)(g)                              135,000           134,893
------------------------------------------------------------------------------
  0.28%, 12/17/09(f)(g)                               20,000            19,984
------------------------------------------------------------------------------
  0.34%, 12/17/09(f)(g)                               25,000            24,980
==============================================================================
                                                                       179,857
==============================================================================

U.S. TREASURY BONDS--0.43%

  5.38%, 02/15/31                                     75,000            86,098
==============================================================================
    Total U.S. Treasury Securities
      (Cost $264,540)                                                  265,955
==============================================================================

                                                 SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS--13.76%

Liquid Assets Portfolio-Institutional
  Class (h)                                        1,365,745         1,365,745
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class
  (h)                                              1,365,745         1,365,745
==============================================================================
    Total Money Market Funds
      (Cost $2,731,490)                                              2,731,490
==============================================================================
TOTAL INVESTMENTS-100.57%
  (Cost $20,493,662)                                                19,964,918
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.57)%                               (113,269)
==============================================================================
NET ASSETS--100.00%                                            $    19,851,649
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR ALPHA FUND

Investment Abbreviations:

ABS    -- Asset Backed Security
Ctfs.  -- Certificates
Gtd.   -- Guaranteed
REMICS -- Real Estate Mortgage Investment Conduits
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2009.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $2,286,911, which represented 11.52% of the Fund's Net Assets.

(d) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at July 31, 2009 represented 0.25% of the Fund's Net Assets.

(e) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

AIM LIBOR ALPHA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM LIBOR ALPHA FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA

AIM LIBOR ALPHA FUND
     mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing

AIM LIBOR ALPHA FUND
     transaction and the Fund's basis in the contract. The net realized gain
     (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

AIM LIBOR ALPHA FUND

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------
Money Market Securities                       $2,731,490   $        --   $    --   $ 2,731,490
----------------------------------------------------------------------------------------------
U.S. Treasury Securities                              --       265,955        --       265,955
----------------------------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities           --     1,589,025        --     1,589,025
----------------------------------------------------------------------------------------------
Corporate Debt Securities                             --     7,164,451        --     7,164,451
----------------------------------------------------------------------------------------------
Asset-Backed Securities                               --     8,213,997        --     8,213,997
----------------------------------------------------------------------------------------------
                                               2,731,490    17,233,428        --    19,964,918
----------------------------------------------------------------------------------------------
Other Investments*                               (90,690)        -            --       (90,690)
==============================================================================================
  Total Investments                           $2,640,800   $17,233,428   $    --   $19,874,228
______________________________________________________________________________________________
==============================================================================================

* Other Investments include open futures contracts, which are included at unrealized appreciation (depreciation).

AIM LIBOR ALPHA FUND

NOTE 3 -- DERIVATIVE INVESTMENTS

Effective May 1, 2009, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of July 31, 2009:

                                    VALUE
RISK EXPOSURE/               --------------------
DERIVATIVE TYPE              ASSETS   LIABILITIES
-------------------------------------------------
Credit risk                  $   --   $   (74,558)
  Credit default swaps (a)
-------------------------------------------------
Interest rate risk               --       (90,690)
  Futures contracts (b)
-------------------------------------------------
Total                        $   --   $  (165,248)
_________________________________________________
=================================================

(a) Values are disclosed on the Statement of Assets and Liabilities under Credit default swap agreements close-out. Contracts were closed upon the declaration of bankruptcy by Lehman Brothers Holdings Inc. on September 15, 2008.

(b) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE THREE MONTHS ENDED JULY 31, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                   SWAP
                                     FUTURES*   AGREEMENTS
----------------------------------------------------------
Realized Gain (Loss)
  Credit risk                       $      --   $     (767)
----------------------------------------------------------
  Interest rate risk                  105,342           --
----------------------------------------------------------
Change in Unrealized Appreciation
  (Depreciation)
  Credit risk                       $      --   $       --
----------------------------------------------------------
  Interest rate risk                 (108,037)          --
==========================================================
Total                               $  (2,695)  $     (767)
__________________________________________________________
==========================================================

*    The average value outstanding of futures during the period was $6,732,988.

                             OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
                              NUMBER OF          MONTH/                         APPRECIATION
          CONTRACT            CONTRACTS        COMMITMENT            VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes      40       September-2009/Short   $(4,691,250)  $     (41,590)
--------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds         14       September-2009/Short    (1,666,000)        (49,100)
============================================================================================
  Total                                                          $(6,357,250)  $     (90,690)
____________________________________________________________________________________________
============================================================================================

AIM LIBOR ALPHA FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $17,681,666 and $17,557,358 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $   618,097
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (1,146,841)
=================================================================================
Net unrealized appreciation (depreciation) of investment securities   $  (528,744)
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $20,493,662.

                           AIM TRIMARK ENDEAVOR FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             T-END-QTR-1 07/09          Invesco Aim Advisors, Inc.

AIM TRIMARK ENDEAVOR FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-88 91%

AGRICULTURAL PRODUCTS--3.72%

Chaoda Modern Agriculture (Holdings)
  Ltd. (Hong Kong)                                 5,575,700   $     3,756,872
==============================================================================

AIRLINES--1.65%

Ryanair Holdings PLC -ADR (Ireland)(b)                58,800         1,664,628
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.45%

Liz Claiborne, Inc.                                  462,200         1,460,552
==============================================================================

BREWERS--3.57%

Molson Coors Brewing Co. -Class B                     79,808         3,608,120
==============================================================================

BROADCASTING--1.74%

Grupo Televisa S.A. -ADR (Mexico)                     97,000         1,754,730
==============================================================================

BUILDING PRODUCTS--3.14%

Kingspan Group PLC (Ireland)                         471,400         3,171,208
==============================================================================

COMMUNICATIONS EQUIPMENT--5.33%

Plantronics, Inc.                                    150,000         3,550,500
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                   24,200         1,839,200
==============================================================================
                                                                     5,389,700
==============================================================================

HEALTH CARE DISTRIBUTORS--5.40%

Patterson Cos. Inc. (b)                              215,000         5,452,400
==============================================================================

HEALTH CARE EQUIPMENT--10.17%

Kinetic Concepts, Inc. (b)                           169,400         5,356,428
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                            105,500         4,916,300
==============================================================================
                                                                    10,272,728
==============================================================================

HEALTH CARE SERVICES--1.05%

AMN Healthcare Services, Inc. (b)                    145,800         1,061,424
==============================================================================

HOME FURNISHINGS--4.82%

Tempur-Pedic International Inc.                      328,200         4,867,206
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--2.33%

Manpower Inc.                                         49,000         2,349,550
==============================================================================

INDUSTRIAL CONGLOMERATES--3.36%

DCC PLC (Ireland)                                    158,800         3,394,962
==============================================================================

INDUSTRIAL MACHINERY--1.60%

Graco Inc.                                            65,500         1,620,470
==============================================================================

INTERNET SOFTWARE & SERVICES--4.73%

eBay Inc. (b)                                        225,000         4,781,250
==============================================================================

LEISURE PRODUCTS--3.55%

Pool Corp.                                           152,000         3,590,240
==============================================================================

LIFE & HEALTH INSURANCE--4.83%

Unum Group                                           260,000         4,880,200
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE--4.31%

UnitedHealth Group Inc.                              155,000   $     4,349,300
==============================================================================

MULTI-LINE INSURANCE--4.57%

Vienna Insurance Group  (Austria)                    100,000         4,617,833
==============================================================================

REAL ESTATE SERVICES--4.98%

Jones Lang LaSalle Inc.                              132,625         5,034,445
==============================================================================

RESEARCH & CONSULTING SERVICES--1.39%

Corporate Executive Board Co. (The)                   75,000         1,408,500
==============================================================================

SEMICONDUCTORS--3.91%

International Rectifier Corp. (b)                    238,410         3,948,069
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--3.64%

Grafton Group PLC (Ireland)(b)(c)                    763,200         3,676,616
==============================================================================

TRUCKING--3.67%

Con-way Inc.                                          81,300         3,703,215
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $110,793,818)                                 89,814,218
==============================================================================

MONEY MARKET FUNDS--10.91%

Liquid Assets Portfolio-Institutional
  Class (d)                                        5,512,608         5,512,608
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class
  (d)                                              5,512,608         5,512,608
==============================================================================
    Total Money Market Funds
      (Cost $11,025,216)                                            11,025,216
==============================================================================
TOTAL INVESTMENTS--99.82%
  (Cost $121,819,034)                                              100,839,434
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.18%                                   181,596
==============================================================================
NET ASSETS--100.00%                                            $   101,021,030
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Each unit is comprised of one ordinary share of Euro 0.05, one C share and twenty Class A shares.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK ENDEAVOR FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM TRIMARK ENDEAVOR FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM TRIMARK ENDEAVOR FUND
     value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
-----------------------------------------------------------------------
Equity Securities     $97,082,562   $3,756,872   $    --   $100,839,434
-----------------------------------------------------------------------
Other Investments*             --      (81,771)       --        (81,771)
=======================================================================
  Total Investments   $97,082,562   $3,675,101   $    --   $100,757,663
_______________________________________________________________________
=======================================================================

* Other Investments includes foreign currency contracts, which are included at unrealized appreciation (depreciation).

NOTE 3--DERIVATIVE INVESTMENTS

FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                         OPEN FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------
                     CONTRACT TO                           UNREALIZED
SETTLEMENT   --------------------------                   APPRECIATION
   DATE         DELIVER         RECEIVE         VALUE     (DEPRECIATION)
-----------------------------------------------------------------------
 10/15/09    EUR 3,000,000   USD 4,194,120   $4,275,891   $     (81,771)
=======================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO
USD -- U.S. DOLLAR

AIM TRIMARK ENDEAVOR FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $13,613,429 and $26,322,092 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $   8,230,308
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (29,210,222)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (20,979,914)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $121,819,348.

                                AIM TRIMARK FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com        T-TRI-QTR-1 07/09        Invesco Aim Advisors, Inc.

AIM TRIMARK FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--95.56%

DENMARK--1.78%

Alk-Abello A.S                                         4,785   $       368,388
==============================================================================

FINLAND--9.24%

Nokia Corp.                                           90,100         1,199,402
------------------------------------------------------------------------------
Nokian Renkaat Oyj                                    33,558           708,822
==============================================================================
                                                                     1,908,224
==============================================================================

FRANCE--4.53%

Accor S.A.                                            10,400           443,939
------------------------------------------------------------------------------
Schneider Electric S.A.                                5,400           490,568
==============================================================================
                                                                       934,507
==============================================================================

GERMANY--4.54%

Adidas AG                                             10,900           460,622
------------------------------------------------------------------------------
Bayerische Motoren Werke AG                           10,318           476,909
==============================================================================
                                                                       937,531
==============================================================================

IRELAND--1.88%

Anglo Irish Bank Corp. Ltd. (a)                      102,453                 0
------------------------------------------------------------------------------
Ryanair Holdings PLC -ADR(a)                          13,731           388,725
==============================================================================
                                                                       388,725
==============================================================================

MEXICO--5.85%

America Movil S.A.B de C.V. -Series L
  -ADR                                                13,700           589,237
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                              34,200           618,678
==============================================================================
                                                                     1,207,915
==============================================================================

SWITZERLAND--32.72%

Aryzta AG (a)                                         23,484           818,457
------------------------------------------------------------------------------
Kuehne + Nagel International AG                        3,800           316,467
------------------------------------------------------------------------------
Nestle S.A.                                           47,866         1,969,868
------------------------------------------------------------------------------
Novartis AG                                           15,717           717,685
------------------------------------------------------------------------------
Roche Holding AG                                       7,800         1,229,842
------------------------------------------------------------------------------
Schindler Holding AG - Participation
  Ctfs.                                               12,800           826,445
------------------------------------------------------------------------------
Synthes, Inc.                                          7,805           877,143
==============================================================================
                                                                     6,755,907
==============================================================================

UNITED KINGDOM--9.27%

Diageo PLC                                            45,000           705,034
------------------------------------------------------------------------------
Tesco PLC                                            111,126           680,121
------------------------------------------------------------------------------
Willis Group Holdings Ltd.                            21,200           528,304
==============================================================================
                                                                     1,913,459
==============================================================================

UNITED STATES--25.75%

3M Co.                                                 3,000           211,560
------------------------------------------------------------------------------
Allergan, Inc.                                        11,000           587,730
------------------------------------------------------------------------------
Altera Corp.                                          24,000           448,560
------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                               42,600           937,626
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)

Costco Wholesale Corp.                                   400   $        19,800
------------------------------------------------------------------------------
Kinetic Concepts, Inc. (a)                            19,567           618,708
------------------------------------------------------------------------------
Medtronic, Inc.                                       14,500           513,590
------------------------------------------------------------------------------
Microsoft Corp.                                       58,100         1,366,512
------------------------------------------------------------------------------
Rockwell Collins, Inc.                                14,500           611,900
==============================================================================
                                                                     5,315,986
==============================================================================
TOTAL INVESTMENTS--95.56%
  (Cost $20,637,440)                                                19,730,642
==============================================================================
OTHER ASSETS LESS LIABILITIES--4.44%                                   917,105
==============================================================================
NET ASSETS--100.00%                                            $    20,647,747
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Ctfs. -- Certificates

Notes to Schedule of Investments:

(a)  Non-income producing security.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM TRIMARK FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM TRIMARK FUND

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                         LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
-----------------------------------------------------------------------
Denmark                $        --   $  368,388   $    --   $   368,388
-----------------------------------------------------------------------
Finland                  1,908,224           --        --     1,908,224
-----------------------------------------------------------------------
France                     934,507           --        --       934,507
-----------------------------------------------------------------------
Germany                         --      937,531        --       937,531
-----------------------------------------------------------------------
Ireland                    388,725           --         0       388,725
-----------------------------------------------------------------------
Mexico                   1,207,915           --        --     1,207,915
-----------------------------------------------------------------------
Switzerland              5,929,462      826,445        --     6,755,907
-----------------------------------------------------------------------
United Kingdom           1,913,459           --        --     1,913,459
-----------------------------------------------------------------------
United States            5,315,986           --        --     5,315,986
=======================================================================
  Total Investments    $17,598,278   $2,132,364   $     0   $19,730,642
_______________________________________________________________________
=======================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $5,081,230 and $11,272,513, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     2,118,016
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (4,000,227)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (1,882,211)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $21,612,853.

                        AIM TRIMARK SMALL COMPANIES FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             T-SCO-QTR-1 07/09          Invesco Aim Advisors, Inc.

AIM TRIMARK SMALL COMPANIES FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS--89 83%

AIR FREIGHT & LOGISTICS--0.21%

Dynamex Inc. (b)(c)                                   51,008   $       794,195
==============================================================================

ALTERNATIVE CARRIERS--1.59%

Cogent Communications Group, Inc. (c)                739,400         6,129,626
==============================================================================

ALUMINUM--0.12%

Cymat Technologies Ltd. (Canada)(c)                2,497,500           475,276
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.84%

Columbia Sportswear Co.                              263,282         9,322,816
------------------------------------------------------------------------------
Hampshire Group, Ltd. (b)(c)                         592,824         1,630,266
==============================================================================
                                                                    10,953,082
==============================================================================

AUTOMOTIVE RETAIL--3.30%

Lithia Motors, Inc. -Class A (b)                   1,060,138        12,711,055
==============================================================================

COMMODITY CHEMICALS--5.65%

Chemtrade Logistics Income Fund
  (Canada)(b)                                      3,048,968        21,793,667
==============================================================================

COMMUNICATIONS EQUIPMENT--4.78%

Avocent Corp. (c)                                    813,197        12,612,685
------------------------------------------------------------------------------
Plantronics, Inc.                                    246,427         5,832,927
==============================================================================
                                                                    18,445,612
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.73%

Hewitt Associates, Inc. -Class A (c)                 223,200         6,680,376
------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES--4.67%

Smart Modular Technologies WWH Inc.
  (b)(c)                                           6,039,747        17,998,446
==============================================================================

HEALTH CARE EQUIPMENT--8.61%

Kinetic Concepts, Inc. (c)                         1,049,500        33,185,190
==============================================================================

HEALTH CARE SUPPLIES--1.88%

Cooper Cos., Inc. (The)                              264,024         7,244,819
==============================================================================

HOME FURNISHINGS--5.64%

Tempur-Pedic International Inc.                    1,465,627        21,735,248
==============================================================================

INTERNET RETAIL--5.87%

NutriSystem, Inc. (b)                              1,590,000        22,625,700
==============================================================================

LEISURE PRODUCTS--0.50%

MEGA Brands Inc. (Canada)(b)(c)                   3,660,500         1,936,877
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--2.17%

Charles River Laboratories
  International, Inc. (c)                            253,000         8,366,710
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.00%

Brompton Corp. (Canada)(c)                            69,374   $             0
==============================================================================

PHARMACEUTICALS--2.62%

Endo Pharmaceuticals Holdings Inc. (c)               480,000        10,084,800
==============================================================================

PUBLISHING--4.20%

Wiley (John) & Sons, Inc. -Class A                   507,258        16,176,458
------------------------------------------------------------------------------
REAL ESTATE SERVICES--7.80%

FirstService Corp. (Canada)(c)                     1,206,400        18,478,299
------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                              305,500        11,596,780
==============================================================================
                                                                    30,075,079
==============================================================================

SEMICONDUCTOR EQUIPMENT--5.78%

ASM International N.V.
  (Netherlands)(c)                                   622,600        10,493,091
------------------------------------------------------------------------------
ASM International N.V. -New York
  Shares (Netherlands)(c)                            704,100        11,800,716
==============================================================================
                                                                    22,293,807
==============================================================================

SEMICONDUCTORS--7.84%

International Rectifier Corp. (c)                  1,825,421        30,228,972
==============================================================================

SPECIALIZED CONSUMER SERVICES--1.73%

Jackson Hewitt Tax Service Inc.                    1,104,351         6,681,323
==============================================================================

TECHNOLOGY DISTRIBUTORS--4.45%

Brightpoint, Inc. (c)                              2,889,938        17,166,232
==============================================================================

THRIFTS & MORTGAGE FINANCE--1.49%

Northwest Bancorp, Inc.                              280,509         5,747,629
==============================================================================

TRUCKING--4.36%

Con-way Inc.                                         369,162        16,815,329
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $508,759,392)                                346,345,508
==============================================================================

                                                PRINCIPAL
                                                 AMOUNT
------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTEREST
  LOANS--0.69%

LEISURE PRODUCTS--0.69%

Mega Bloks Finco (Canada), Sr. Sec.
  Floating Rate Term Loan, 8.75%,
  09/30/10 (Cost $3,073,791)                 $     7,812,139         2,656,127
==============================================================================

                                                  SHARES
------------------------------------------------------------------------------
PREFERRED STOCKS--0.35%

REAL ESTATE SERVICES--0.35%

FirstService Corp. (Canada) -Series
  1, 7% Pfd. (Cost $1,880,000)                        75,200         1,334,800
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK SMALL COMPANIES FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--8.76%

Liquid Assets Portfolio-Institutional
  Class (d)                                       16,891,192   $    16,891,192
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class
  (d)                                             16,891,192        16,891,192
==============================================================================
    Total Money Market Funds
      (Cost $33,782,384)                                            33,782,384
==============================================================================
TOTAL INVESTMENTS--99.63%
  (Cost $547,495,567)                                              384,118,819
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.37%                                 1,422,776
==============================================================================
NET ASSETS--100.00%                                            $   385,541,595
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Pfd. -- Preferred
Sec. -- Secured
Sr.  -- Senior

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2009 was $79,490,206, which represented 20.62% of the Fund's Net Assets. See Note 3.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK SMALL COMPANIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM TRIMARK SMALL COMPANIES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM TRIMARK SMALL COMPANIES FUND

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
------------------------------------------------------------------------------
Equity Securities           $381,462,692   $       --   $     0   $381,462,692
Corporate Debt Securities             --    2,656,127        --      2,656,127
==============================================================================
  Total Investments         $381,462,692   $2,656,127   $     0   $384,118,819
______________________________________________________________________________
==============================================================================

NOTE 3--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2009.

                                                                            CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION   REALIZED GAIN      VALUE       DIVIDEND
                               10/31/08        COST           SALES       (DEPRECIATION)      (LOSS)        07/31/09      INCOME
----------------------------------------------------------------------------------------------------------------------------------
Chemtrade Logistics Income
  Fund                       $25,276,186    $2,029,650    $    (708,291)  $ (4,606,323)   $   (197,555)   $21,793,667   $1,879,795
----------------------------------------------------------------------------------------------------------------------------------
Dynamex Inc.                   7,908,547            --       (4,630,493)    (2,514,874)         31,015        794,195           --
----------------------------------------------------------------------------------------------------------------------------------
Hampshire Group, Ltd.          2,958,192            --               --     (1,327,926)             --      1,630,266           --
----------------------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc.            8,061,986            --       (9,043,574)    26,345,180     (12,652,537)    12,711,055           --
----------------------------------------------------------------------------------------------------------------------------------
MEGA Brands Inc.               5,062,971            --           (2,375)    (3,101,357)        (22,362)     1,936,877           --
----------------------------------------------------------------------------------------------------------------------------------
NutriSystem, Inc.             28,710,350            --       (6,382,730)    14,979,164     (14,681,084)    22,625,700    1,001,788
----------------------------------------------------------------------------------------------------------------------------------
Smart Modular Technologies
  WWH Inc.                    16,367,714            --               --      1,630,732              --     17,998,446           --
==================================================================================================================================
  TOTAL INVESTMENTS
    IN OTHER AFFILIATES      $94,345,946    $2,029,650    $ (20,767,463)  $ 31,404,596     (27,522,523)   $79,490,206   $2,881,583
__________________________________________________________________________________________________________________________________
==================================================================================================================================

AIM TRIMARK SMALL COMPANIES FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $58,796,239 and $155,775,250, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $   27,483,717
-------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (193,006,312)
=====================================================================================
Net unrealized appreciation (depreciation) of investment securities    $ (165,522,595)
_____________________________________________________________________________________
=====================================================================================
Cost of investments for tax purposes is $549,641,414.

Item 2. Controls and Procedures.

     (a) As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: September 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.